UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2010

Item 1:	Reports to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett Capital Structure Fund

For the six-month period ended May 31, 2010

Lord Abbett Capital Structure Fund

Semiannual Report

For the six-month period ended May 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Capital Structure Fund for the six-month period ended May 31, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual

funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 through May 31, 2010).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/09 – 5/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,024.10	$6.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.38	$6.59
Class B
Actual	$1,000.00	$1,021.00	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.13	$9.85
Class C
Actual	$1,000.00	$1,020.90	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.14	$9.85
Class F
Actual	$1,000.00	$1,025.40	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.63	$5.34
Class I
Actual	$1,000.00	$1,025.70	$4.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.84
Class P
Actual	$1,000.00	$1,023.50	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.88	$7.09
Class R2
Actual	$1,000.00	$1,022.60	$7.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.85
Class R3
Actual	$1,000.00	$1,023.70	$7.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.68	$7.34

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.31% for Class A, 1.96% for Classes B and C, 1.06% for Class F, 0.96% for Class I, 1.41% for Class P, 1.56% for Class R2 and 1.46% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	13.74%	Information Technology	13.51%
Consumer Staples	8.51%	Materials	6.21%
Energy	11.19%	Telecommunication Services	5.28%
Financials	13.47%	Utilities	4.12%
Health Care	12.30%	Short-Term Investment	0.64%
Industrials	11.03%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.23%

COMMON STOCKS 55.81%

Aerospace & Defense 0.86%
DigitalGlobe, Inc.*	70	$1,957,900
Hexcel Corp.*	335	5,349,950
Moog, Inc. Class A*	125	4,126,250

Total		11,434,100

Auto Components 0.34%
Cooper-Standard Holdings, Inc.*	19	676,200
Cooper-Standard Holdings, Inc.*(a)	112	3,902,564

Total		4,578,764

Automobiles 0.29%
Honda Motor Co., Ltd. ADR	125	3,798,750

Beverages 0.66%
PepsiCo, Inc.	140	8,804,600

Biotechnology 1.79%
Amgen, Inc.*	100	5,178,000
BioMarin Pharmaceutical, Inc.*	180	3,513,600
Celgene Corp.*	165	8,705,400
Genzyme Corp.*	60	2,919,000
Human Genome Sciences, Inc.*	140	3,466,400

Total		23,782,400

Capital Markets 1.09%
BlackRock, Inc.	8	1,343,040
Franklin Resources, Inc.	45	4,414,050
Morgan Stanley	100	2,711,000
State Street Corp.	75	2,862,750
T. Rowe Price Group, Inc.	65	3,218,800

Total		14,549,640

Chemicals 1.22%
Dow Chemical Co. (The)	165	4,440,150
LyondellBasell Industries NV Class A (Netherlands)*(b)	100	1,770,763
LyondellBasell Industries NV Class B (Netherlands)*(b)	90	1,592,221

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares (000)	Value
Chemicals (continued)
Monsanto Co.	75	$3,815,250
Rockwood Holdings, Inc.*	175	4,539,500

Total		16,157,884

Commercial Banks 2.73%
Fifth Third Bancorp	350	4,546,500
PNC Financial Services Group, Inc. (The)	60	3,765,000
SunTrust Banks, Inc.	100	2,695,000
U.S. Bancorp	350	8,386,000
Wells Fargo & Co.	475	13,627,750
Zions Bancorporation	135	3,233,250

Total		36,253,500

Commercial Services & Supplies 0.29%
R.R. Donnelley & Sons Co.	200	3,832,000

Communications Equipment 0.91%
JDS Uniphase Corp.*	375	4,312,500
QUALCOMM, Inc.	220	7,823,200

Total		12,135,700

Computers & Peripherals 2.68%
Apple, Inc.*	60	15,429,600
Hewlett-Packard Co.	250	11,502,500
International Business Machines Corp.	35	4,384,100
QLogic Corp.*	240	4,348,800

Total		35,665,000

Consumer Finance 0.53%
Capital One Financial Corp.	170	7,021,000

Distributors 0.61%
Genuine Parts Co.	200	8,122,000

Diversified Financial Services 2.59%
Bank of America Corp.	935	14,716,900
JPMorgan Chase & Co.	500	19,790,000

Total		34,506,900

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares (000)	Value
Diversified Telecommunication Services 2.30%
AT&T, Inc.	500	$12,150,000
CenturyLink, Inc.	150	5,149,500
Qwest Communications International, Inc.	1,000	5,240,000
Verizon Communications, Inc.	175	4,816,000
Windstream Corp.	300	3,201,000

Total		30,556,500

Electric: Utilities 0.64%
UniSource Energy Corp.	275	8,492,000

Electrical Equipment 1.04%
Baldor Electric Co.	100	3,593,000
Cooper Industries plc	60	2,818,200
Emerson Electric Co.	160	7,430,400

Total		13,841,600

Energy Equipment & Services 0.43%
Transocean Ltd. (Switzerland)*(b)	100	5,677,000

Food & Staples Retailing 1.82%
CVS Caremark Corp.	75	2,597,250
Ingles Markets, Inc. Class A	443	6,735,444
Kroger Co. (The)	125	2,516,250
SUPERVALU, INC.	165	2,222,550
Wal-Mart Stores, Inc.	200	10,112,000

Total		24,183,494

Food Products 3.01%
Campbell Soup Co.	140	5,013,400
H.J. Heinz Co.	300	13,254,000
Kellogg Co.	300	16,029,000
Kraft Foods, Inc. Class A	200	5,720,000

Total		40,016,400

Hotels, Restaurants & Leisure 1.53%
Carnival Corp. Unit	120	4,347,600
Marriott International, Inc. Class A	140	4,683,000
McDonald’s Corp.	100	6,687,000
Starwood Hotels & Resorts Worldwide, Inc.	100	4,625,000

Total		20,342,600

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares (000)	Value
Household Products 0.55%
Procter & Gamble Co. (The)	120	$7,330,800

Industrial Conglomerates 0.97%
3M Co.	60	4,758,600
General Electric Co.	500	8,175,000

Total		12,933,600

Information Technology Services 0.89%
SAIC, Inc.*	500	8,595,000
SRA International, Inc. Class A*	150	3,235,500

Total		11,830,500

Insurance 0.61%
MetLife, Inc.	200	8,098,000

Internet Software & Services 0.18%
Sohu.com, Inc. (China)*(b)	55	2,408,900

Machinery 3.17%
Actuant Corp. Class A	350	7,077,000
Caterpillar, Inc.	35	2,126,600
Danaher Corp.*	120	9,525,600
Pall Corp.	120	4,086,000
Parker Hannifin Corp.	100	6,146,000
Snap-on, Inc.	300	13,260,000

Total		42,221,200

Media 1.78%
Belo Corp.*	250	1,817,500
Charter Communications, Inc. Class A*	14	521,532
Charter Communications, Inc. Class A*(c)	68	2,455,560
Comcast Corp. Class A	200	3,618,000
Interpublic Group of Cos., Inc. (The)*	400	3,340,000
Omnicom Group, Inc.	75	2,846,250
Time Warner, Inc.	115	3,563,850
Walt Disney Co. (The)	165	5,514,300

Total		23,676,992

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares (000)	Value
Metals & Mining 0.73%
Allegheny Technologies, Inc.	65	$3,554,200
Cliffs Natural Resources, Inc.	25	1,396,500
Freeport-McMoRan Copper & Gold, Inc.	24	1,670,552
Titanium Metals Corp.*	175	3,092,250

Total		9,713,502

Multi-Line Retail 1.93%
J.C. Penney Co., Inc.	185	5,085,650
Kohl’s Corp.*	160	8,120,000
Nordstrom, Inc.	60	2,382,000
Target Corp.	185	10,088,050

Total		25,675,700

Oil, Gas & Consumable Fuels 7.53%
Chevron Corp.	350	25,854,500
ConocoPhillips	360	18,669,600
Continental Resources, Inc.*	100	4,716,000
Devon Energy Corp.	40	2,554,000
EOG Resources, Inc.	150	15,726,000
Exxon Mobil Corp.	220	13,301,200
Hess Corp.	128	6,793,640
Marathon Oil Corp.	200	6,218,000
Petroleo Brasileiro SA ADR	115	3,564,647
XTO Energy, Inc.	65	2,778,100

Total		100,175,687

Pharmaceuticals 4.34%
Bristol-Myers Squibb Co.	400	9,284,000
Johnson & Johnson	175	10,202,500
Merck & Co., Inc.	120	4,042,800
Mylan, Inc.*	800	15,552,000
Pfizer, Inc.	800	12,184,000
Teva Pharmaceutical Industries Ltd. ADR	118	6,474,242

Total		57,739,542

Real Estate Investment Trusts 0.06%
Simon Property Group, Inc.	10	814,247

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares (000)	Value
Road & Rail 0.54%
Union Pacific Corp.	100	$7,143,000

Semiconductors & Semiconductor Equipment 1.18%
Broadcom Corp. Class A	135	4,660,200
Intel Corp.	250	5,355,000
Micron Technology, Inc.*	350	3,181,500
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	251	2,449,678

Total		15,646,378

Software 2.92%
Adobe Systems, Inc.*	200	6,416,000
Citrix Systems, Inc.*	175	7,631,750
Microsoft Corp.	700	18,060,035
Oracle Corp.	300	6,771,000

Total		38,878,785

Specialty Retail 0.66%
Best Buy Co., Inc.	100	4,225,000
Home Depot, Inc. (The)	135	4,571,100

Total		8,796,100

Textiles, Apparel & Luxury Goods 0.41%
NIKE, Inc. Class B	75	5,428,500

Total Common Stocks (cost $703,333,241)		742,263,265

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 9.17%

Aerospace & Defense 0.46%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$6,000	6,097,500

Airlines 0.25%
UAL Corp.	4.50%	6/30/2021	3,400	3,340,500

Auto Components 0.27%
TRW Automotive, Inc.†	3.50%	12/1/2015	2,975	3,640,656

Automobiles 0.35%
Ford Motor Co.	4.25%	11/15/2016	3,325	4,688,250

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.24%
Molson Coors Brewing Co.	2.50%	7/30/2013	$3,000	$3,198,750

Biotechnology 0.97%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	3,000	3,881,250
Gilead Sciences, Inc.	0.625%	5/1/2013	8,000	8,950,000

Total				12,831,250

Commercial Services & Supplies 0.15%
CRA International, Inc.	2.875%	6/15/2034	2,000	2,025,000

Computers & Peripherals 0.82%
NetApp, Inc.	1.75%	6/1/2013	4,500	5,799,375
SanDisk Corp.	1.00%	5/15/2013	5,650	5,113,250

Total				10,912,625

Electrical Equipment 0.86%
General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	4,625	4,908,281
Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	6,525,000

Total				11,433,281

Electronic Equipment, Instruments & Components 0.35%
Itron, Inc.	2.50%	8/1/2026	4,000	4,595,000

Energy Equipment & Services 0.14%
SunPower Corp.	4.75%	4/15/2014	2,275	1,848,438

Health Care Providers & Services 0.44%
Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	5,804,406

Information Technology Services 0.41%
Symantec Corp.	0.75%	6/15/2011	5,500	5,472,500

Media 0.25%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	3,500	3,276,875

Metals & Mining 0.80%
Newmont Mining Corp.	1.25%	7/15/2014	4,000	5,205,000
Newmont Mining Corp.	3.00%	2/15/2012	1,500	1,950,000
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	2,000	3,435,000

Total				10,590,000

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals 0.89%
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	$10,000	$11,900,000

Semiconductors & Semiconductor Equipment 0.37%
Intel Corp.	2.95%	12/15/2035	5,000	4,918,750

Software 1.02%
EMC Corp.	1.75%	12/1/2011	5,000	6,168,750
Informatica Corp.	3.00%	3/15/2026	3,900	5,245,500
Sybase, Inc.†	3.50%	8/15/2029	1,500	2,199,375

Total				13,613,625

Wireless Telecommunication Services 0.13%
SBA Communications Corp.	4.00%	10/1/2014	1,400	1,769,250

Total Convertible Bonds (cost $122,898,108)				121,956,656

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 6.03%

Auto Components 0.24%
Autoliv, Inc. (Sweden)(b)	8.00%		40	2,600,000
Cooper-Standard Holdings, Inc.(a)	7.00%		4	585,600

Total				3,185,600

Capital Markets 0.64%
AMG Capital Trust I	5.10%		200	8,487,500

Commercial Banks 0.49%
Wells Fargo & Co.	7.5%		7	6,533,000

Diversified Financial Services 0.98%
Bank of America Corp.	7.25%		5	4,625,050
Citigroup, Inc.	7.50%		70	8,374,800

Total				12,999,850

Electric: Utilities 0.30%
FPL Group, Inc.	8.375%		80	3,976,000

Food Products 0.99%
Archer Daniels Midland Co.	6.25%		200	7,286,000
Bunge Ltd.	4.875%			5,925,000

Total				13,211,000

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate		Shares (000)	Value
Insurance 0.48%
Hartford Financial Services Group, Inc. (The)	7.5%		40	$952,400
XL Capital Ltd.	10.75%		200	5,402,000

Total				6,354,400

Oil, Gas & Consumable Fuels 0.89%
El Paso Corp.	4.99%		12	11,838,000

Pharmaceuticals 0.71%
Mylan, Inc.	6.5%		8	9,412,000

Road & Rail 0.30%
Kansas City Southern	5.125%		3	3,968,250

Thrifts & Mortgage Finance 0.01%
Fannie Mae	8.75%		100	151,000

Total Convertible Preferred Stocks (cost $83,236,448)				80,116,600

		Maturity Date	Principal Amount (000)
FLOATING RATE LOAN(d) 0.26%

Diversified Financial Services
Nuveen Investments, Inc. 2nd Lien Term Loan (cost $3,094,882)	12.50%	7/31/2015	$3,350	3,492,375

			Shares (000)
FOREIGN COMMON STOCKS(e) 3.20%

China 0.31%

Metals & Mining
China Zhongwang Holdings Ltd.			5,640	4,064,113

France 0.17%

Automobiles
Renault SA*			63	2,242,857

Germany 0.91%

Construction Materials 0.28%
HeidelbergCement AG			71	3,773,556

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments			Shares (000)	Value
Diversified Telecommunication Services 0.29%
Deutsche Telekom AG Registered Shares			346	$3,873,261

Household Products 0.34%
Henkel KGaA			112	4,442,632

Total Germany				12,089,449

Japan 0.34%

Household Durables
Sony Corp.			148	4,551,087

Norway 0.32%

Commercial Banks
DnB NOR ASA			432	4,291,954

Switzerland 0.82%

Food Products 0.33%
Nestle SA Registered Shares			98	4,408,143

Pharmaceuticals 0.49%
Roche Holding Ltd. AG			48	6,530,770

Total Switzerland				10,938,913

United Kingdom 0.33%

Wireless Telecommunication Services
Vodafone Group plc			2,218	4,393,225

Total Foreign Common Stocks (cost $49,815,923)				42,571,598

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 23.73%

Aerospace & Defense 0.27%
GeoEye, Inc.†	9.625%	10/1/2015	$3,550	3,585,500

Air Freight & Logistics 0.26%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	3,422,500

Airlines 0.14%
United Air Lines, Inc.†	9.875%	8/1/2013	1,850	1,900,875

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automobiles 0.27%
TRW Automotive, Inc.†	8.875%	12/1/2017	$3,500	$3,552,500

Building Products 0.22%
Masco Corp.	7.125%	3/15/2020	3,000	2,911,359

Capital Markets 0.41%
Ameriprise Financial, Inc.	5.30%	3/15/2020	2,500	2,573,450
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	2,887,400

Total				5,460,850

Chemicals 0.52%
Dow Chemical Co. (The)	8.55%	5/15/2019	1,250	1,484,910
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	3,850	2,935,625
LBI Escrow Corp.†	8.00%	11/1/2017	2,500	2,550,000

Total				6,970,535

Commercial Banks 0.27%
Zions Bancorporation	7.75%	9/23/2014	3,500	3,525,879

Commercial Services & Supplies 0.58%
Aleris International, Inc.(f)	10.00%	12/15/2016	1,800	16,830
Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,715,387
First Data Corp.	9.875%	9/24/2015	3,000	2,460,000
International Lease Finance Corp.†	8.625%	9/15/2015	775	714,938
International Lease Finance Corp.†	8.75%	3/15/2017	3,000	2,752,500

Total				7,659,655

Communications Equipment 0.63%
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	3,000	2,970,000
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	1,950	1,930,500
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,500,000

Total				8,400,500

Consumer Finance 0.49%
Ally Financial, Inc.†	8.30%	2/12/2015	1,775	1,786,094
American General Finance Corp.	6.90%	12/15/2017	1,500	1,200,000
Ford Motor Credit Co. LLC	8.00%	6/1/2014	3,500	3,541,167

Total				6,527,261

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Containers & Packaging 1.24%
Ball Corp.	7.375%	9/1/2019		$5,000	$5,087,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		6,000	5,310,000
Graphic Packaging International Corp.	9.50%	8/15/2013		3,400	3,476,500
Sealed Air Corp.†	7.875%	6/15/2017		2,500	2,646,613

Total					16,520,613

Diversified Financial Services 1.21%
Capital One Capital VI	8.875%	5/15/2040		3,445	3,577,150
New York City Industrial Development Agency†	11.00%	3/1/2029		2,800	3,190,572
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		3,000	2,865,000
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		3,000	3,150,000
Wachovia Capital Trust III	5.80%	–	(g)	1,000	800,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017		1,500	1,537,500
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015		1,000	1,035,000

Total					16,155,222

Diversified Telecommunication Services 1.44%
Cincinnati Bell, Inc.	7.00%	2/15/2015		8,500	7,968,750
SBA Telecommunications, Inc.†	8.25%	8/15/2019		2,500	2,618,750
Syniverse Technologies, Inc.	7.75%	8/15/2013		5,000	4,925,000
Windstream Corp.	7.00%	3/15/2019		4,000	3,660,000

Total					19,172,500

Electric: Utilities 1.25%
Central Illinois Light Co.	8.875%	12/15/2013		3,000	3,584,766
Edison Mission Energy	7.75%	6/15/2016		5,200	3,796,000
Illinois Power Co.	9.75%	11/15/2018		2,500	3,224,428
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015		9,000	6,075,000

Total					16,680,194

Electrical Equipment 0.31%
Baldor Electric Co.	8.625%	2/15/2017		4,000	4,090,000

Electronic Equipment, Instruments & Components 0.53%
Agilent Technologies, Inc.	5.50%	9/14/2015		3,500	3,791,442
Emerson Electric Co.	5.25%	10/15/2018		3,000	3,308,004

Total					7,099,446

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services 0.05%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	$700	$661,500

Food & Staples Retailing 0.16%
Rite Aid Corp.	9.375%	12/15/2015	2,500	2,068,750

Health Care Equipment & Supplies 1.11%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,653,125
Biomet, Inc.	10.00%	10/15/2017	3,000	3,187,500
HCA, Inc.	9.125%	11/15/2014	7,450	7,859,750

Total				14,700,375

Health Care Providers & Services 1.33%
Community Health Systems, Inc.	8.875%	7/15/2015	7,000	7,183,750
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,613,750
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	3,990,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	2,936,625

Total				17,724,125

Hotels, Restaurants & Leisure 1.07%
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,130,962
McDonald’s Corp.	5.00%	2/1/2019	1,800	1,982,480
River Rock Entertainment Authority (The)	9.75%	11/1/2011	1,700	1,593,750
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	4,000	4,290,000
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	55,000
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	3,000	3,112,500

Total				14,164,692

Household Durables 0.59%
Beazer Homes USA, Inc.	6.50%	11/15/2013	1,675	1,570,313
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	1,630,000
K Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,675	1,721,062
Lennar Corp.	12.25%	6/1/2017	2,500	2,937,500

Total				7,858,875

Independent Power Producers & Energy Traders 1.27%
AES Corp. (The)	8.00%	10/15/2017	2,500	2,468,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	7,375	6,121,250
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	6,370,000

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Independent Power Producers & Energy Traders (continued)
NRG Energy, Inc.	7.25%		2/1/2014	$2,000	$1,980,000

Total					16,940,000

Information Technology Services 0.46%
SunGard Data Systems, Inc.	10.25%		8/15/2015	6,000	6,097,500

Insurance 0.20%
Liberty Mutual Group, Inc.†	10.75%		6/15/2058	2,500	2,700,000

Leisure Equipment & Products 0.36%
Expedia, Inc.	8.50%		7/1/2016	1,500	1,672,500
Speedway Motorsports, Inc.	8.75%		6/1/2016	3,000	3,150,000

Total					4,822,500

Machinery 0.24%
Oshkosh Corp.	8.50%		3/1/2020	3,000	3,120,000

Media 1.58%
Affinion Group, Inc.	11.50%		10/15/2015	4,000	4,150,000
Barrington Broadcasting Group LLC	10.50%		8/15/2014	3,125	2,921,875
CBS Corp.	8.875%		5/15/2019	1,500	1,839,075
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%		4/30/2020	3,500	3,482,500
Gray Television, Inc.†	10.50%		6/29/2015	1,500	1,425,000
Mediacom Broadband LLC	8.50%		10/15/2015	4,175	4,164,562
Mediacom Communications Corp.†	9.125%		8/15/2019	1,500	1,492,500
WMG Acquisition Corp.†	9.50%		6/15/2016	1,420	1,476,800

Total					20,952,312

Metals & Mining 1.04%
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	3,500	3,657,041
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	3,500	3,811,234
Noranda Aluminum Acquisition Corp. PIK	5.37%	#	5/15/2015	3,483	2,847,216
Teck Resources Ltd. (Canada)(b)	9.75%		5/15/2014	3,000	3,529,491

Total					13,844,982

Multi-Line Retail 0.21%
Macy’s Retail Holdings, Inc.	8.375%		7/15/2015	2,500	2,768,750

Multi-Utilities 0.61%
Black Hills Corp.	9.00%		5/15/2014	3,650	4,246,669

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Utilities (continued)
NiSource Finance Corp.	10.75%	3/15/2016	$3,000	$3,852,060

Total				8,098,729

Oil, Gas & Consumable Fuels 2.02%
Chesapeake Energy Corp.	7.25%	12/15/2018	2,000	2,030,000
CONSOL Energy, Inc.†	8.25%	4/1/2020	3,500	3,591,875
Continental Resources, Inc.	8.25%	10/1/2019	6,000	6,225,000
El Paso Corp.	7.00%	6/15/2017	2,630	2,582,068
El Paso Corp.	7.25%	6/1/2018	3,300	3,248,408
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,892,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	5,300	5,194,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,114,358

Total				26,878,209

Personal Products 0.22%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,977,500

Pharmaceuticals 0.10%
Mylan, Inc.†	7.625%	7/15/2017	650	658,125
Mylan, Inc.†	7.875%	7/15/2020	650	654,063

Total				1,312,188

Specialty Retail 0.32%
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,280,000

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	43,500

Tobacco 0.10%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	1,375	1,313,125

Wireless Telecommunication Services 0.65%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,000	4,140,000
Sprint Capital Corp.	6.90%	5/1/2019	5,000	4,543,750

Total				8,683,750

Total High Yield Corporate Bonds (cost $322,970,100)				315,646,751

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Interest Rate		Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance
Fannie Mae* (cost $3,071,479)	Zero Coupon		122	$121,077

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Components 0.02%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	8	149,998
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	7	120,342

Total				270,340

Media 0.00%
Charter Communications, Inc.*	46.86	11/30/2014	9	57,738

Total Warrants (cost $175,196)				328,078

Total Long-Term Investments (cost $1,288,595,377)				1,306,496,400

			Principal Amount (000)

SHORT-TERM INVESTMENT 0.63%

Repurchase Agreement
Repurchase Agreement dated 5/28/2011, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $8,530,000 of Federal Home Loan Bank at 0.55% due 6/1/2011; value: $8,530,000; proceeds: $8,361,296 (cost $8,361,277)			$8,361	8,361,277

Total Investments in Securities 98.86% (cost $1,296,956,654)				1,314,857,677

Other Assets in Excess of Liabilities(h) 1.14%				15,142,909

Net Assets 100.00%				$1,330,000,586

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(concluded)

May 31, 2010

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
Unit	More than one class of securities traded together.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending May 31, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at May 31, 2010
Common Stock	May 24, 2010	112,304	$2,473,355	$34.75
Convertible Preferred Stock	May 24, 2010	3,840	384,000	152.50
Warrant	May 27, 2010	6,505	0	18.50

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value per share on May 31, 2010 is $36.00.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by major United States banks. The rate shown is the rate in effect at May 31, 2010.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted security.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts as follows:

Open Futures Contracts at May 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2010	250	Short	$(29,968,750)	$243,384

See Notes to Financial Statements.

20

Statements of Assets and Liabilities (unaudited)

May 31, 2010

ASSETS:
Investments in securities, at value (cost $1,296,956,654)	$1,314,857,677
Deposits with brokers for futures contracts	325,000
Receivables:
Interest and dividends	10,284,279
Investment securities sold	7,049,164
Capital shares sold	1,812,791
From advisor (See Note 3)	37,575
Prepaid expenses and other assets	85,364
Total assets	1,334,451,850
LIABILITIES:
Payables:
Capital shares reacquired	2,464,944
Management fee	859,599
12b-1 distribution fees	358,153
Directors’ fees	130,380
Variation margin	93,718
Fund administration	46,693
To bank	1,898
To affiliates (See Note 3)	36,995
Accrued expenses and other liabilities	458,884
Total liabilities	4,451,264
NET ASSETS	$1,330,000,586
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,590,408,022
Undistributed net investment income	5,108,299
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(283,650,648)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	18,134,913
Net Assets	$1,330,000,586

See Notes to Financial Statements.

21

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2010

Net assets by class:
Class A Shares	$915,870,669
Class B Shares	$50,553,235
Class C Shares	$55,194,527
Class F Shares	$5,291,119
Class I Shares	$299,378,146
Class P Shares	$2,290,810
Class R2 Shares	$26,460
Class R3 Shares	$1,395,620
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	87,652,849
Class B Shares (30 million shares of common stock authorized, $.001 par value)	4,879,991
Class C Shares (20 million shares of common stock authorized, $.001 par value)	5,317,302
Class F Shares (30 million shares of common stock authorized, $.001 par value)	506,542
Class I Shares (100 million shares of common stock authorized, $.001 par value)	28,479,964
Class P Shares (20 million shares of common stock authorized, $.001 par value)	218,630
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	2,520
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	133,808
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.45
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$11.09
Class B Shares-Net asset value	$10.36
Class C Shares-Net asset value	$10.38
Class F Shares-Net asset value	$10.45
Class I Shares-Net asset value	$10.51
Class P Shares-Net asset value	$10.48
Class R2 Shares-Net asset value	$10.50
Class R3 Shares-Net asset value	$10.43

See Notes to Financial Statements.

22

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2010

Investment income:
Dividends (net of foreign withholding taxes of $137,875)	$11,888,636
Interest	16,836,667
Total investment income	28,725,303
Expenses:
Management fee	5,175,188
12b-1 distribution plan-Class A	1,707,471
12b-1 distribution plan-Class B	272,676
12b-1 distribution plan-Class C	292,664
12b-1 distribution plan-Class F	2,734
12b-1 distribution plan-Class P	5,659
12b-1 distribution plan-Class R2	79
12b-1 distribution plan-Class R3	2,257
Shareholder servicing	849,136
Subsidy (See Note 3)	294,405
Fund administration	281,478
Reports to shareholders	68,273
Registration	72,158
Professional	27,402
Custody	20,335
Directors’ fees	19,712
Other	27,376
Gross expenses	9,119,003
Expense reductions (See Note 7)	(276)
Management fee waived (See Note 3)	(58,718)
Net expenses	9,060,009
Net investment income	19,665,294
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	14,629,124
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,225,733
Net realized and unrealized gain	15,854,857
Net Increase in Net Assets Resulting From Operations	$35,520,151

See Notes to Financial Statements.

23

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$19,665,294	$45,411,440
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	14,629,124	(145,541,267)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,225,733	380,215,139
Net increase in net assets resulting from operations	35,520,151	280,085,312
Distributions to shareholders from:
Net investment income
Class A	(14,032,172)	(36,274,975)
Class B	(614,051)	(1,647,951)
Class C	(657,628)	(1,895,565)
Class F	(81,619)	(114,438)
Class I	(4,952,911)	(10,061,743)
Class P	(36,835)	(100,533)
Class R2	(336)	(753)
Class R3	(9,438)	(5,287)
Total distributions to shareholders	(20,384,990)	(50,101,245)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	99,561,643	312,953,012
Reinvestment of distributions	19,924,505	48,870,715
Cost of shares reacquired	(209,469,655)	(339,821,891)
Net increase (decrease) in net assets resulting from capital share transactions	(89,983,507)	22,001,836
Net increase (decrease) in net assets	(74,848,346)	251,985,903
NET ASSETS:
Beginning of period	$1,404,848,932	$1,152,863,029
End of period	$1,330,000,586	$1,404,848,932
Undistributed net investment income	$5,108,299	$5,827,995

See Notes to Financial Statements.

24

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.35		$ 8.66	$13.49	$13.56	$12.44	$12.12

Investment operations:

Net investment income(a)	.15		.34	.41	.37	.33	.31

Net realized and unrealized gain (loss)	.10		1.72	(4.26)	.33	1.29	.43

Total from investment operations	.25		2.06	(3.85)	.70	1.62	.74

Distributions to shareholders from:

Net investment income	(.15)		(.37)	(.44)	(.35)	(.36)	(.35)

Net realized gain	–		–	(.54)	(.42)	(.14)	(.07)

Total distributions	(.15)		(.37)	(.98)	(.77)	(.50)	(.42)

Net asset value, end of period	$10.45		$10.35	$ 8.66	$13.49	$13.56	$12.44

Total Return(b)	2.41	%(c)	24.58%	(30.43)%	5.27%	13.42%	6.27%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.66	%(c)	1.37%	1.32%	1.29%	1.33%	1.34%

Expenses, including expense reductions and management fee waived	.66	%(c)	1.37%	1.32%	1.29%	1.33%	1.33%

Expenses, excluding expense reductions and management fee waived	.66	%(c)	1.37%	1.32%	1.29%	1.33%	1.34%

Net investment income	1.38	%(c)	3.66%	3.61%	2.68%	2.60%	2.51%

Supplemental Data:
Net assets, end of period (000)	$915,871		$974,791	$852,774	$1,379,814	$1,111,167	$944,488

Portfolio turnover rate	16.29	%(c)	52.24%	54.70%	26.32%	43.85%	31.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

25

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.26		$ 8.59	$13.38	$13.46	$12.36	$12.03

Investment operations:

Net investment income(a)	.11		.27	.33	.28	.24	.23

Net realized and unrealized gain (loss)	.11		1.71	(4.21)	.33	1.28	.43

Total from investment operations	.22		1.98	(3.88)	.61	1.52	.66

Distributions to shareholders from:

Net investment income	(.12)		(.31)	(.37)	(.27)	(.28)	(.26)

Net realized gain	–		–	(.54)	(.42)	(.14)	(.07)

Total distributions	(.12)		(.31)	(.91)	(.69)	(.42)	(.33)

Net asset value, end of period	$10.36		$10.26	$ 8.59	$13.38	$13.46	$12.36

Total Return(b)	2.10	%(c)	23.75%	(30.86)%	4.56%	12.62%	5.66%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.98	%(c)	2.02%	1.97%	1.94%	1.98%	1.98%

Expenses, including expense reductions and management fee waived	.98	%(c)	2.02%	1.97%	1.94%	1.98%	1.98%

Expenses, excluding expense reductions and management fee waived	.98	%(c)	2.02%	1.97%	1.94%	1.98%	1.98%

Net investment income	1.06	%(c)	3.00%	2.96%	2.03%	1.95%	1.86%

Supplemental Data:
Net assets, end of period (000)	$50,553		$53,941	$44,682	$74,748	$64,045	$58,380

Portfolio turnover rate	16.29	%(c)	52.24%	54.70%	26.32%	43.85%	31.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

26

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$ 8.60	$13.40	$13.48	$12.37	$12.05

Investment operations:

Net investment income(a)	.11		.28	.33	.28	.24	.23

Net realized and unrealized gain (loss)	.11		1.71	(4.23)	.33	1.28	.43

Total from investment operations	.22		1.99	(3.90)	.61	1.52	.66

Distributions to shareholders from:

Net investment income	(.12)		(.31)	(.36)	(.27)	(.27)	(.27)

Net realized gain	–		–	(.54)	(.42)	(.14)	(.07)

Total distributions	(.12)		(.31)	(.90)	(.69)	(.41)	(.34)

Net asset value, end of period	$10.38		$10.28	$ 8.60	$13.40	$13.48	$12.37

Total Return(b)	2.09	%(c)	23.82%	(30.90)%	4.57%	12.68%	5.62%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.98	%(c)	2.02%	1.97%	1.94%	1.98%	1.98%

Expenses, including expense reductions and management fee waived	.98	%(c)	2.02%	1.97%	1.94%	1.98%	1.98%

Expenses, excluding expense reductions and management fee waived	.98	%(c)	2.02%	1.97%	1.94%	1.98%	1.98%

Net investment income	1.06	%(c)	3.02%	2.95%	2.03%	1.95%	1.86%

Supplemental Data:
Net assets, end of period (000)	$55,195		$59,267	$54,081	$99,713	$77,477	$77,374

Portfolio turnover rate	16.29	%(c)	52.24%	54.70%	26.32%	43.85%	31.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

27

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$ 8.65	$13.49	$13.83

Investment operations:

Net investment income(b)	.16		.34	.43	.06

Net realized and unrealized gain (loss)	.12		1.75	(4.25)	(.40)

Total from investment operations	.28		2.09	(3.82)	(.34)

Distributions to shareholders from:

Net investment income	(.17)		(.40)	(.48)	–

Net realized gain	–		–	(.54)	–

Total distributions	(.17)		(.40)	(1.02)	–

Net asset value, end of period	$10.45		$10.34	$ 8.65	$13.49

Total Return(c)	2.54	%(d)	25.05%	(30.31)%	(2.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.53	%(d)	1.11%	1.10%	.18	%(d)

Expenses, including expense reductions and management fee waived	.53	%(d)	1.11%	1.10%	.18	%(d)

Expenses, excluding expense reductions and management fee waived	.53	%(d)	1.11%	1.10%	.18	%(d)

Net investment income	1.53	%(d)	3.66%	4.21%	.47	%(d)

Supplemental Data:
Net assets, end of period (000)	$5,291		$4,238	$1,194	$10

Portfolio turnover rate	16.29	%(d)	52.24%	54.70%	26.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

28

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.41		$ 8.70	$13.56	$13.62	$12.50	$12.18

Investment operations:

Net investment income(a)	.17		.36	.45	.41	.37	.35

Net realized and unrealized gain (loss)	.10		1.75	(4.28)	.35	1.29	.44

Total from investment operations	.27		2.11	(3.83)	.76	1.66	.79

Distributions to shareholders from:

Net investment income	(.17)		(.40)	(.49)	(.40)	(.40)	(.40)

Net realized gain	–		–	(.54)	(.42)	(.14)	(.07)

Total distributions	(.17)		(.40)	(1.03)	(.82)	(.54)	(.47)

Net asset value, end of period	$10.51		$10.41	$ 8.70	$13.56	$13.62	$12.50

Total Return(b)	2.57	%(c)	25.13%	(30.24)%	5.67%	13.75%	6.64%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.48	%(c)	1.01%	.97%	.96%	.98%	.99%

Expenses, including expense reductions and management fee waived	.48	%(c)	1.01%	.97%	.96%	.98%	.99%

Expenses, excluding expense reductions and management fee waived	.48	%(c)	1.01%	.97%	.96%	.98%	.99%

Net investment income	1.55	%(c)	3.91%	3.97%	2.98%	2.95%	2.89%

Supplemental Data:
Net assets, end of period (000)	$299,378		$309,336	$197,714	$271,015	$10,342	$2,897

Portfolio turnover rate	16.29	%(c)	52.24%	54.70%	26.32%	43.85%	31.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

29

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.38		$ 8.68	$13.52	$13.59	$12.47	$12.15

Investment operations:

Net investment income(a)	.14		.33	.40	.36	.32	.30

Net realized and unrealized gain (loss)	.11		1.73	(4.27)	.33	1.29	.43

Total from investment operations	.25		2.06	(3.87)	.69	1.61	.73

Distributions to shareholders from:

Net investment income	(.15)		(.36)	(.43)	(.34)	(.35)	(.34)

Net realized gain	–		–	(.54)	(.42)	(.14)	(.07)

Total distributions	(.15)		(.36)	(.97)	(.76)	(.49)	(.41)

Net asset value, end of period	$10.48		$10.38	$ 8.68	$13.52	$13.59	$12.47

Total Return(b)	2.35	%(c)	24.52%	(30.50)%	5.15%	13.31%	6.17%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.71	%(c)	1.46%	1.42%	1.39%	1.43%	1.43%

Expenses, including expense reductions and management fee waived	.71	%(c)	1.46%	1.42%	1.39%	1.43%	1.43%

Expenses, excluding expense reductions and management fee waived	.71	%(c)	1.46%	1.42%	1.39%	1.43%	1.43%

Net investment income	1.33	%(c)	3.54%	3.52%	2.58%	2.50%	2.42%

Supplemental Data:
Net assets, end of period (000)	$2,291		$2,906	$2,370	$3,062	$2,365	$1,337

Portfolio turnover rate	16.29	%(c)	52.24%	54.70%	26.32%	43.85%	31.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

30

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.40		$ 8.70	$13.48	$13.83

Investment operations:

Net investment income(b)	.14		.31	.44	.05

Net realized and unrealized gain (loss)	.10		1.75	(4.27)	(.40)

Total from investment operations	.24		2.06	(3.83)	(.35)

Distributions to shareholders from:

Net investment income	(.14)		(.36)	(.41)	–

Net realized gain	–		–	(.54)	–

Total distributions	(.14)		(.36)	(.95)	–

Net asset value, end of period	$10.50		$10.40	$ 8.70	$13.48

Total Return(c)	2.26	%(d)	24.47%	(30.23)%	(2.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.78	%(d)	1.49%	1.06%	.27	%(d)

Expenses, including expense reductions and management fee waived	.78	%(d)	1.49%	1.06%	.27	%(d)

Expenses, excluding expense reductions and management fee waived	.78	%(d)	1.49%	1.06%	.27	%(d)

Net investment income	1.26	%(d)	3.34%	3.87%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$26		$29	$7	$10

Portfolio turnover rate	16.29	%(d)	52.24%	54.70%	26.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

31

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.33		$ 8.65	$13.48	$13.83

Investment operations:

Net investment income(b)	.15		.29	.39	.05

Net realized and unrealized gain (loss)	.10		1.76	(4.25)	(.40)

Total from investment operations	.25		2.05	(3.86)	(.35)

Distributions to shareholders from:

Net investment income	(.15)		(.37)	(.43)	–

Net realized gain	–		–	(.54)	–

Total distributions	(.15)		(.37)	(.97)	–

Net asset value, end of period	$10.43		$10.33	$ 8.65	$13.48

Total Return(c)	2.37	%(d)	24.46%	(30.54)%	(2.53	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.73	%(d)	1.50%	1.40%	.25	%(d)

Expenses, including expense reductions and management fee waived	.73	%(d)	1.50%	1.40%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	.73	%(d)	1.50%	1.40%	.25	%(d)

Net investment income	1.37	%(d)	3.03%	3.65%	.39	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,396		$341	$42	$10

Portfolio turnover rate	16.29	%(d)	52.24%	54.70%	26.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

32

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Capital Structure Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, the Fund no longer offers Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

33

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended November 30, 2006 through November 30, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Futures Contracts–The Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a

34

Notes to Financial Statements (unaudited)(continued)

contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Interbank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned

35

Notes to Financial Statements (unaudited)(continued)

between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2010, the Fund had no unfunded loan commitments.

(k)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$737,684,466	$4,578,799	$–	$742,263,265
Convertible Bonds	–	121,956,656	–	121,956,656
Convertible Preferred Stocks	39,900,250	40,216,350	–	80,116,600
Floating Rate Loans	–	3,492,375	–	3,492,375
Foreign Common Stocks	–	42,571,598	–	42,571,598
High Yield Corporate Bonds	–	315,646,751	–	315,646,751
Non-Convertible Preferred Stock	121,077	–	–	121,077
Warrants	–	328,078	–	328,078
Repurchase Agreement	–	8,361,277	–	8,361,277
Total	$777,705,793	$537,151,884	$–	$1,314,857,677

36

Notes to Financial Statements (unaudited)(continued)

Investment Type*	Level 1	Level2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$243,384	$–	$–	$243,384
Liabilities	–	–	–	–
Total	$243,384	$–	$–	$243,384
*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of December 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of May 31, 2010
Common Stocks	$1,736,357	$–	$–	$–	$–	$(1,736,357)	$–
Warrant	31,210	–	–	–	–	(31,210)	–
Total	$1,767,567	$–	$–	$–	$–	$(1,767,567)	$–

(l)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2010 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contract and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2010, the Fund had a futures interest rate contract with a cumulative unrealized appreciation of $243,384, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $(1,083,546) and $243,384 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 107.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

37

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2010, the effective management fee, before waivers, was at an annualized rate of 0.74% of the Fund’s average daily net assets.

For the period April 1, 2010 to March 31, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .95%.

This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund were 15.78%, 3.58% and 2.92%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2010:

Distributor Commissions	Dealers’ Concessions
$312,100	$1,665,016

Distributor received CDSCs of $3,792 and $4,230 for Class A and Class C shares, respectively, for the six months ended May 31, 2010.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

38

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009 was as follows:

	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$20,384,990	$50,101,245
Total distributions paid	$20,384,990	$50,101,245

As of November 30, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$112,156,193	$181,510,773	$293,666,966

As of May 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,299,276,185
Gross unrealized gain	120,510,644
Gross unrealized loss	(104,929,152)
Net unrealized security gain	$15,581,492

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2010 were as follows:

Purchases	Sales
$223,998,793	$325,327,890

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2010.

39

Notes to Financial Statements (unaudited)(continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks,

40

Notes to Financial Statements (unaudited)(continued)

the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising equity securities market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its assets in foreign securities. The Fund’s exposure to foreign companies (and ADRs) presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 10% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,832,910	$73,146,878	24,397,409	$219,837,386
Converted from Class B*	177,676	1,904,481	202,513	1,823,949
Reinvestment of distributions	1,280,963	13,775,158	3,999,856	35,630,378
Shares reacquired	(14,850,643)	(158,996,166)	(32,916,830)	(299,560,999)
Decrease	(6,559,094)	$(70,169,649)	(4,317,052)	$(42,269,286)

Class B Shares
Shares sold	274,060	$2,884,327	1,309,290	$11,729,837
Reinvestment of distributions	55,265	589,628	176,191	1,556,980
Shares reacquired	(527,721)	(5,615,709)	(1,232,027)	(11,048,955)
Converted to Class A*	(179,181)	(1,904,481)	(199,978)	(1,823,949)
Increase (decrease)	(377,577)	$(4,046,235)	53,476	$413,913

41

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	414,762	$4,414,941	1,123,147	$10,087,605
Reinvestment of distributions	47,409	506,605	165,778	1,465,722
Shares reacquired	(910,218)	(9,716,516)	(1,812,034)	(16,201,048)
Decrease	(448,047)	$(4,794,970)	(523,109)	$(4,647,721)

Class F Shares
Shares sold	302,540	$3,141,460	424,991	$3,694,216
Reinvestment of distributions	5,214	56,308	6,724	61,071
Shares reacquired	(210,913)	(2,289,895)	(160,021)	(1,502,234)
Increase	96,841	$907,873	271,694	$2,253,053

Class I Shares
Shares sold	1,358,642	$14,569,856	7,218,667	$66,816,612
Reinvestment of distributions	458,105	4,952,894	1,113,858	10,061,704
Shares reacquired	(3,057,526)	(31,829,250)	(1,327,048)	(10,957,373)
Increase (decrease)	(1,240,779)	$(12,306,500)	7,005,477	$65,920,943

Class P Shares
Shares sold	19,421	$208,169	45,886	$413,092
Reinvestment of distributions	3,211	34,600	10,062	89,967
Shares reacquired	(84,132)	(900,019)	(48,927)	(442,939)
Increase (decrease)	(61,500)	$(657,250)	7,021	$60,120

Class R2 Shares
Shares sold	142	$1,527	2,977	$26,040
Reinvestment of distributions	22	240	55	491
Shares reacquired	(388)	(4,050)	(1,071)	(9,795)
Increase (decrease)	(224)	$(2,283)	1,961	$16,736

Class R3 Shares
Shares sold	110,802	$1,194,485	37,897	$348,224
Reinvestment of distributions	837	9,072	469	4,402
Shares reacquired	(10,800)	(118,050)	(10,212)	(98,548)
Increase	100,839	$1,085,507	28,154	$254,078
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

42

Notes to Financial Statements (unaudited)(concluded)

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

43

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, and in the third quintile for the three-year and five-year periods. The Board also observed that the investment performance was higher than that of the Lipper Mixed-Asset Target Allocation Growth Index for the one-year period and lower than that of the Index for the nine-month, three-year, and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment

44

management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board noted that on April 1, 2010 Lord Abbett intended to begin making expense reimbursements that effectively would limit the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45%, which reimbursements it could end at any time. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately nine basis points above the median of the peer group and the actual management and administrative services fee rates were approximately fourteen basis points above the median of the peer group. The Board also observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately twenty basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points above the median of the peer group, the total expense ratio of Class F was approximately eight basis points above the median of the peer group, the total expense ratio of Class I was approximately twenty-three basis points above the median of the peer group, the total expense ratios of Class P and Class R2 were approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately fourteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the period and that had it been operational for the entire period the expense ratio of Class R2 would have been approximately fifteen basis points higher. The Board observed that the Fund had a different strategy from most of the funds in its peer group, because it invested to a greater degree in mid-cap equity securities, rather than large-cap equity securities, and in below investment grade debt, rather than investment grade debt, and that those differences limited the validity of the comparison to the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and

45

distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation.

46

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

47

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Capital Structure Fund

LAAMF-3-0510

(07/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2010

Lord Abbett Growth Opportunities Fund

Semiannual Report

For the six-month period ended May 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 through May 31, 2010).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/09 – 5/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,084.10	$7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.54	$7.44
Class B
Actual	$1,000.00	$1,080.30	$11.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.28	$10.70
Class C
Actual	$1,000.00	$1,080.30	$11.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.28	$10.70
Class F
Actual	$1,000.00	$1,085.40	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class I
Actual	$1,000.00	$1,085.60	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.69
Class P
Actual	$1,000.00	$1,083.80	$8.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$7.95
Class R2
Actual	$1,000.00	$1,082.70	$8.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.29	$8.70
Class R3
Actual	$1,000.00	$1,083.10	$8.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.83	$8.20

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.48% for Class A, 2.13% for Classes B and C, 1.23% for Class F, 1.13% for Class I, 1.58% for Class P, 1.73% for Class R2 and 1.63% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**
Consumer Discretionary	22.87%
Consumer Staples	1.05%
Energy	4.61%
Financials	13.87%
Health Care	13.23%
Industrials	10.49%
Information Technology	26.07%
Materials	7.43%
Short-Term Investment	0.38%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 100.00%

Aerospace & Defense 2.20%
Goodrich Corp.	36,744	$2,550
Precision Castparts Corp.	43,664	5,096
Rockwell Collins, Inc.	93,852	5,475

Total		13,121

Airlines 0.52%
AMR Corp.*	404,984	3,106

Auto Components 1.24%
Gentex Corp.	220,953	4,348
Lear Corp.*	45,132	3,054

Total		7,402

Automobiles 0.43%
Thor Industries, Inc.	88,739	2,588

Biotechnology 2.82%
Alexion Pharmaceuticals, Inc.*	75,195	3,762
Dendreon Corp.*	94,641	4,107
Human Genome Sciences, Inc.*	123,772	3,065
Onyx Pharmaceuticals, Inc.*	69,452	1,548
Vertex Pharmaceuticals, Inc.*	125,474	4,340

Total		16,822

Capital Markets 5.63%
Affiliated Managers Group, Inc.*	62,553	4,482
BlackRock, Inc.	18,365	3,083
Invesco Ltd.	202,947	3,767
Jefferies Group, Inc.	206,664	4,821
Lazard Ltd. Class A	132,669	4,184
T. Rowe Price Group, Inc.	186,038	9,213
TD Ameritrade Holding Corp.*	228,626	4,054

Total		33,604

Investments	Shares	Value (000)
Chemicals 3.31%
Albemarle Corp.	167,793	$7,225
Celanese Corp. Series A	136,081	3,901
FMC Corp.	79,071	4,788
Olin Corp.	201,559	3,864

Total		19,778

Commercial Banks 4.72%
City National Corp.	89,210	5,146
Comerica, Inc.	87,473	3,333
Fifth Third Bancorp	349,301	4,537
KeyCorp	663,403	5,320
Regions Financial Corp.	631,261	4,817
SunTrust Banks, Inc.	186,194	5,018

Total		28,171

Communications Equipment 1.44%
F5 Networks, Inc.*	80,744	5,679
Juniper Networks, Inc.*	108,805	2,896

Total		8,575

Computers & Peripherals 2.40%
NetApp, Inc.*	235,980	8,892
Western Digital Corp.*	155,984	5,430

Total		14,322

Consumer Finance 0.67%
Capital One Financial Corp.	97,069	4,009

Containers & Packaging 1.03%
Owens-Illinois, Inc.*	201,897	6,124

Diversified Consumer Services 1.19%
Apollo Group, Inc. Class A*	81,810	4,349
DeVry, Inc.	48,113	2,766

Total		7,115

Diversified Financial Services 0.89%
Moody’s Corp.	260,584	5,342

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares	Value (000)
Electrical Equipment 1.06%
Cooper Industries plc	68,789	$3,231
Rockwell Automation, Inc.	57,911	3,094

Total		6,325

Electronic Equipment, Instruments & Components 2.45%
Agilent Technologies, Inc.*	93,131	3,014
Amphenol Corp. Class A	105,952	4,493
Avnet, Inc.*	108,891	3,127
Itron, Inc.*	60,190	4,012

Total		14,646

Energy Equipment & Services 2.06%
Cameron International Corp.*	126,423	4,577
FMC Technologies, Inc.*	80,948	4,707
Key Energy Services, Inc.*	315,711	3,018

Total		12,302

Food Products 0.60%
Green Mountain Coffee Roasters, Inc.*	152,095	3,597

Health Care Equipment & Supplies 2.38%
Edwards Lifesciences Corp.*	44,606	2,254
Intuitive Surgical, Inc.*	20,627	6,658
ResMed, Inc.*	84,181	5,294

Total		14,206

Health Care Providers & Services 3.93%
AmerisourceBergen Corp.	123,845	3,874
CIGNA Corp.	115,840	3,877
Express Scripts, Inc.*	43,663	4,392
Humana, Inc.*	54,129	2,493
Pharmaceutical Product Development, Inc.	98,407	2,641
Universal Health Services, Inc. Class B	146,552	6,211

Total		23,488

Investments	Shares	Value (000)
Health Care Technology 0.80%
Cerner Corp.*	57,369	$4,802

Hotels, Restaurants & Leisure 5.08%
Gaylord Entertainment Co.*	78,706	2,093
International Game Technology	212,317	4,155
Marriott International, Inc. Class A	212,700	7,115
MGM Mirage*	261,651	3,260
Panera Bread Co. Class A*	57,304	4,632
Royal Caribbean Cruises Ltd.*	99,291	2,879
Starwood Hotels & Resorts Worldwide, Inc.	133,681	6,183

Total		30,317

Information Technology Services 2.97%
Alliance Data Systems Corp.*	81,511	5,760
Cognizant Technology Solutions Corp. Class A*	181,655	9,090
Global Payments, Inc.	67,838	2,862

Total		17,712

Insurance 1.16%
Principal Financial Group, Inc.	254,331	6,915

Internet & Catalog Retail 1.01%
Netflix, Inc.*	21,194	2,356
priceline.com, Inc.*	19,153	3,661

Total		6,017

Internet Software & Services 2.14%
Akamai Technologies, Inc.*	171,022	6,793
Equinix, Inc.*	65,204	5,999

Total		12,792

Life Sciences Tools & Services 1.71%
Affymetrix, Inc.*	457,052	2,994
Life Technologies Corp.*	48,588	2,432

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

May 31, 2010

Investments	Shares	Value (000)
Life Sciences Tools & Services (continued)
PAREXEL International Corp.*	213,831	$4,770

Total		10,196

Machinery 2.35%
Deere & Co.	58,154	3,354
Kennametal, Inc.	135,301	3,817
Pall Corp.	93,959	3,199
Parker Hannifin Corp.	59,458	3,654

Total		14,024

Media 0.75%
Lamar Advertising Co. Class A*	152,884	4,506

Metals & Mining 3.12%
Cliffs Natural Resources, Inc.	77,350	4,321
Compass Minerals International, Inc.	49,316	3,741
United States Steel Corp.	101,068	4,771
Walter Energy, Inc.	72,799	5,775

Total		18,608

Multi-Line Retail 2.11%
J.C. Penney Co., Inc.	128,980	3,546
Nordstrom, Inc.	228,074	9,055

Total		12,601

Oil, Gas & Consumable Fuels 2.57%
Concho Resources, Inc.*	47,015	2,447
Continental Resources, Inc.*	128,610	6,065
Pioneer Natural Resources Co.	48,806	3,109
Range Resources Corp.	35,246	1,584
Southwestern Energy Co.*	56,784	2,136

Total		15,341

Personal Products 0.45%
Estee Lauder Cos., Inc. (The) Class A	46,603	2,716

Investments	Shares	Value (000)
Pharmaceuticals 1.64%
Amylin Pharmaceuticals, Inc.*	99,921	$1,651
Warner Chilcott plc Class A (Ireland)*(a)	152,356	3,522
Watson Pharmaceuticals, Inc.*	104,815	4,629

Total		9,802

Professional Services 1.78%
Monster Worldwide, Inc.*	368,439	5,449
Robert Half International, Inc.	205,428	5,195

Total		10,644

Real Estate Management & Development 0.85%
CB Richard Ellis Group, Inc. Class A*	320,549	5,074

Road & Rail 2.63%
Con-way, Inc.	89,497	3,045
J.B. Hunt Transport Services, Inc.	132,912	4,589
Kansas City Southern*	210,918	8,051

Total		15,685

Semiconductors & Semiconductor Equipment 9.84%
Altera Corp.	275,281	6,488
Analog Devices, Inc.	231,646	6,757
Atheros Communications, Inc.*	100,074	3,403
Broadcom Corp. Class A	78,190	2,699
Cree, Inc.*	89,291	5,926
Cypress Semiconductor Corp.*	442,682	5,042
Lam Research Corp.*	174,771	6,617
Marvell Technology Group Ltd.*	312,581	5,933
NVIDIA Corp.*	337,580	4,436
ON Semiconductor Corp.*	481,148	3,517
PMC-Sierra, Inc.*	179,468	1,454

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

May 31, 2010

Investments	Shares	Value (000)
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.*	67,971	$3,088
Varian Semiconductor Equipment Associates, Inc.*	109,534	3,405

Total		58,765

Software 4.93%
ANSYS, Inc.*	131,925	5,769
Citrix Systems, Inc.*	88,466	3,858
Intuit, Inc.*	67,492	2,412
Nuance Communications, Inc.*	237,582	4,047
Rovi Corp.*	112,747	4,210
SuccessFactors, Inc.*	164,561	3,663
VMware, Inc. Class A*	82,766	5,480

Total		29,439

Specialty Retail 7.91%
Abercrombie & Fitch Co. Class A	125,142	4,484
American Eagle Outfitters, Inc.	338,498	4,434
Bed Bath & Beyond, Inc.*	146,654	6,580
Dick’s Sporting Goods, Inc.*	138,197	3,940
Dress Barn, Inc. (The)*	105,567	2,892
Limited Brands, Inc.	410,945	10,216
O’Reilly Automotive, Inc.*	74,029	3,777
Staples, Inc.	145,247	3,126
Tiffany & Co.	68,481	3,111
Urban Outfitters, Inc.*	129,113	4,687

Total		47,247

Textiles, Apparel & Luxury Goods 3.23%
Carter’s, Inc.*	108,714	3,322
Coach, Inc.	180,486	7,420
Phillips-Van Heusen Corp.	89,758	4,912

Investments	Shares	Value (000)
SKECHERS USA, Inc. Class A*	95,693	$3,606

Total		19,260

Total Common Stocks (cost $476,723,078)		597,106

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.38%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $2,330,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $2,318,350; proceeds: $2,270,393 (cost $2,270,388)	$2,270	2,270

Total Investments in Securities 100.38% (cost $478,993,466)		599,376

Liabilities in Excess of Other Assets (0.38%)		(2,241)

Net Assets 100.00%		$597,135

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

May 31, 2010

ASSETS:
Investments in securities, at value (cost $478,993,466)	$599,376,476
Receivables:
Investment securities sold	3,974,402
Capital shares sold	545,082
Interest and dividends	451,844
From advisor (See Note 3)	50,255
Prepaid expenses and other assets	50,033
Total assets	604,448,092
LIABILITIES:
Payables:
Investment securities purchased	4,950,062
Capital shares reacquired	1,196,013
Management fee	421,664
12b-1 distribution fees	248,620
Directors’ fees	83,431
Fund administration	21,083
To affiliates (See Note 3)	8,466
Accrued expenses and other liabilities	384,120
Total liabilities	7,313,459
NET ASSETS	$597,134,633
COMPOSITION OF NET ASSETS:
Paid-in capital	$547,474,521
Accumulated net investment loss	(2,683,744)
Accumulated net realized loss on investments	(68,039,154)
Net unrealized appreciation on investments	120,383,010
Net Assets	$597,134,633

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2010

Net assets by class:
Class A Shares	$419,411,006
Class B Shares	$46,357,172
Class C Shares	$62,569,067
Class F Shares	$5,068,960
Class I Shares	$45,654,596
Class P Shares	$9,536,052
Class R2 Shares	$939,889
Class R3 Shares	$7,597,891
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	22,590,764
Class B Shares (30 million shares of common stock authorized, $.001 par value)	2,733,783
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,691,902
Class F Shares (30 million shares of common stock authorized, $.001 par value)	271,249
Class I Shares (30 million shares of common stock authorized, $.001 par value)	2,352,958
Class P Shares (20 million shares of common stock authorized, $.001 par value)	515,552
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	50,952
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	410,565
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.57
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.70
Class B Shares-Net asset value	$16.96
Class C Shares-Net asset value	$16.95
Class F Shares-Net asset value	$18.69
Class I Shares-Net asset value	$19.40
Class P Shares-Net asset value	$18.50
Class R2 Shares-Net asset value	$18.45
Class R3 Shares-Net asset value	$18.51

See Notes to Financial Statements.

9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2010

Investment income:
Dividends	$2,305,895
Interest	117
Total investment income	2,306,012
Expenses:
Management fee	2,507,587
12b-1 distribution plan-Class A	770,035
12b-1 distribution plan-Class B	263,224
12b-1 distribution plan-Class C	334,003
12b-1 distribution plan-Class F	2,049
12b-1 distribution plan-Class P	22,472
12b-1 distribution plan-Class R2	2,924
12b-1 distribution plan-Class R3	14,914
Shareholder servicing	822,418
Fund administration	125,379
Subsidy (See Note 3)	59,545
Registration	41,516
Professional	25,167
Reports to shareholders	24,623
Directors’ fees	8,567
Custody	5,471
Other	12,424
Gross expenses	5,042,318
Expense reductions (See Note 7)	(130)
Management fee waived (See Note 3)	(87,092)
Net expenses	4,955,096
Net investment loss	(2,649,084)
Net realized and unrealized gain:
Net realized gain on investments	34,790,042
Net change in unrealized appreciation/depreciation on investments	17,226,813
Net realized and unrealized gain	52,016,855
Net Increase in Net Assets Resulting From Operations	$49,367,771

See Notes to Financial Statements.

10

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment loss	$(2,649,084)	$(3,439,396)
Net realized gain (loss) on investments	34,790,042	(72,411,670)
Net change in unrealized appreciation/depreciation on investments	17,226,813	240,075,680
Net increase in net assets resulting from operations	49,367,771	164,224,614
Distributions to shareholders from:
Net realized gain
Class A	—	(14,340,844)
Class B	—	(2,217,745)
Class C	—	(2,091,932)
Class F	—	(15,377)
Class I	—	(971,934)
Class P	—	(388,306)
Class R2	—	(5,141)
Class R3	—	(3,763)
Total distributions to shareholders	—	(20,035,042)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	57,746,627	98,858,879
Reinvestment of distributions	—	19,316,931
Cost of shares reacquired	(97,966,095)	(138,574,482)
Net decrease in net assets resulting from capital share transactions	(40,219,468)	(20,398,672)
Net increase in net assets	9,148,303	123,790,900
NET ASSETS:
Beginning of period	$587,986,330	$464,195,430
End of period	$597,134,633	$587,986,330
Accumulated net investment loss	$(2,683,744)	$(34,660)

See Notes to Financial Statements.

11

Financial Highlights

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$17.13		$12.93	$23.84	$22.02	$21.15	$19.21

Investment operations:

Net investment loss(a)	(.07)		(.08)	(.15)	(.20)	(.15)	(.19)

Net realized and unrealized gain (loss)	1.51		4.84	(7.91)	4.01	1.67	2.13

Total from investment operations	1.44		4.76	(8.06)	3.81	1.52	1.94

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	(1.99)	(.65)	–

Net asset value, end of period	$18.57		$17.13	$12.93	$23.84	$22.02	$21.15

Total Return(b)	8.41	%(c)	38.43%	(38.34)%	18.81%	7.35%	10.10%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(c)	1.55%	1.55%	1.53%	1.54%	1.55%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.55%	1.55%	1.53%	1.54%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(c)	1.61%	1.57%	1.54%	1.56%	1.59%

Net investment loss	(.37	)%(c)	(.57)%	(.79)%	(.91)%	(.70)%	(.96)%

Supplemental Data:
Net assets, end of period (000)	$419,411		$414,930	$337,981	$613,735	$614,433	$634,059

Portfolio turnover rate	40.41	%(c)	80.21%	123.95%	101.25%	159.86%	97.35%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

12

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$15.70		$11.97	$22.41	$20.94	$20.27	$18.53

Investment operations:

Net investment loss(a)	(.12)		(.16)	(.25)	(.32)	(.27)	(.31)

Net realized and unrealized gain (loss)	1.38		4.45	(7.34)	3.78	1.59	2.05

Total from investment operations	1.26		4.29	(7.59)	3.46	1.32	1.74

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	(1.99)	(.65)	–

Net asset value, end of period	$16.96		$15.70	$11.97	$22.41	$20.94	$20.27

Total Return(b)	8.03	%(c)	37.55%	(38.73)%	18.04%	6.66%	9.39%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.06	%(c)	2.20%	2.20%	2.18%	2.19%	2.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.06	%(c)	2.20%	2.20%	2.18%	2.19%	2.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.08	%(c)	2.27%	2.22%	2.19%	2.21%	2.23%

Net investment loss	(.70	)%(c)	(1.22)%	(1.44)%	(1.56)%	(1.35)%	(1.61)%

Supplemental Data:
Net assets, end of period (000)	$46,357		$51,703	$48,147	$101,200	$100,741	$106,809

Portfolio turnover rate	40.41	%(c)	80.21%	123.95%	101.25%	159.86%	97.35%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

13

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$15.69		$11.96	$22.40	$20.93	$20.26	$18.53

Investment operations:

Net investment loss(a)	(.12)		(.16)	(.25)	(.32)	(.27)	(.31)

Net realized and unrealized gain (loss)	1.38		4.45	(7.34)	3.78	1.59	2.04

Total from investment operations	1.26		4.29	(7.59)	3.46	1.32	1.73

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	(1.99)	(.65)	–

Net asset value, end of period	$16.95		$15.69	$11.96	$22.40	$20.93	$20.26

Total Return(b)	8.03	%(c)	37.58%	(38.75)%	18.05%	6.66%	9.34%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.06	%(c)	2.20%	2.20%	2.18%	2.19%	2.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.06	%(c)	2.20%	2.20%	2.18%	2.19%	2.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.08	%(c)	2.26%	2.23%	2.19%	2.21%	2.23%

Net investment loss	(.70	)%(c)	(1.22)%	(1.44)%	(1.56)%	(1.35)%	(1.61)%

Supplemental Data:
Net assets, end of period (000)	$62,569		$63,732	$45,385	$83,891	$79,485	$83,339

Portfolio turnover rate	40.41	%(c)	80.21%	123.95%	101.25%	159.86%	97.35%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

14

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.22		$12.96	$23.85	$23.81

Investment operations:

Net investment loss(b)	(.04)		(.05)	(.09)	(.03)

Net realized and unrealized gain (loss)	1.51		4.87	(7.95)	.07

Total from investment operations	1.47		4.82	(8.04)	.04

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	–

Net asset value, end of period	$18.69		$17.22	$12.96	$23.85

Total Return(c)	8.54	%(d)	38.82%	(38.22)%	.17	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(d)	1.30%	1.30%	.22	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.30%	1.30%	.22	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.34%	1.36%	.22	%(d)

Net investment loss	(.22	)%(d)	(.35)%	(.53)%	(.14	)%(d)

Supplemental Data:
Net assets, end of period (000)	$5,069		$2,362	$359	$10

Portfolio turnover rate	40.41	%(d)	80.21%	123.95%	101.25%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

15

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$17.87		$13.42	$24.56	$22.55	$21.57	$19.52

Investment operations:

Net investment loss(a)	(.04)		(.03)	(.08)	(.12)	(.07)	(.12)

Net realized and unrealized gain (loss)	1.57		5.04	(8.21)	4.12	1.70	2.17

Total from investment operations	1.53		5.01	(8.29)	4.00	1.63	2.05

Distributions to shareholders from:

Net realized gain	—		(.56)	(2.85)	(1.99)	(.65)	—

Net asset value, end of period	$19.40		$17.87	$13.42	$24.56	$22.55	$21.57

Total Return(b)	8.56	%(c)	38.91%	(38.12)%	19.24%	7.73%	10.50%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(c)	1.20%	1.20%	1.18%	1.19%	1.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.20%	1.20%	1.18%	1.19%	1.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(c)	1.25%	1.23%	1.19%	1.22%	1.23%

Net investment loss	(.20	)%(c)	(.22)%	(.41)%	(.55)%	(.32)%	(.60)%

Supplemental Data:
Net assets, end of period (000)	$45,655		$42,775	$23,175	$17,965	$19,631	$8,901

Portfolio turnover rate	40.41	%(c)	80.21%	123.95%	101.25%	159.86%	97.35%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

16

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$17.07		$12.90	$23.82	$22.02	$21.17	$19.25

Investment operations:

Net investment loss(a)	(.08)		(.09)	(.17)	(.22)	(.17)	(.21)

Net realized and unrealized gain (loss)	1.51		4.82	(7.90)	4.01	1.67	2.13

Total from investment operations	1.43		4.73	(8.07)	3.79	1.50	1.92

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	(1.99)	(.65)	–

Net asset value, end of period	$18.50		$17.07	$12.90	$23.82	$22.02	$21.17

Total Return(b)	8.38	%(c)	38.28%	(38.42)%	18.71%	7.24%	9.97%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(c)	1.65%	1.65%	1.63%	1.64%	1.65%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(c)	1.65%	1.65%	1.63%	1.64%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80	%(c)	1.72%	1.67%	1.64%	1.66%	1.68%

Net investment loss	(.42	)%(c)	(.66)%	(.88)%	(1.01)%	(.79)%	(1.05)%

Supplemental Data:
Net assets, end of period (000)	$9,536		$9,185	$8,945	$16,699	$15,856	$17,536

Portfolio turnover rate	40.41	%(c)	80.21%	123.95%	101.25%	159.86%	97.35%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

17

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.04		$12.90	$23.83	$23.81

Investment operations:

Net investment loss(b)	(.09)		(.13)	(.16)	(.05)

Net realized and unrealized gain (loss)	1.50		4.83	(7.92)	.07

Total from investment operations	1.41		4.70	(8.08)	.02

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	–

Net asset value, end of period	$18.45		$17.04	$12.90	$23.83

Total Return(c)	8.27	%(d)	38.04%	(38.45)%	.08	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.86	%(d)	1.80%	1.75%	.28	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.86	%(d)	1.80%	1.75%	.28	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(d)	1.83%	1.81%	.29	%(d)

Net investment loss	(.50	)%(d)	(.84)%	(.93)%	(.20	)%(d)

Supplemental Data:
Net assets, end of period (000)	$940		$1,118	$119	$10

Portfolio turnover rate	40.41	%(d)	80.21%	123.95%	101.25%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

18

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.09		$12.91	$23.84	$23.81

Investment operations:

Net investment loss(b)	(.08)		(.12)	(.14)	(.04)

Net realized and unrealized gain (loss)	1.50		4.86	(7.94)	.07

Total from investment operations	1.42		4.74	(8.08)	.03

Distributions to shareholders from:

Net realized gain	–		(.56)	(2.85)	–

Net asset value, end of period	$18.51		$17.09	$12.91	$23.84

Total Return(c)	8.31	%(d)	38.33%	(38.43)%	.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.70%	1.65%	.27	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.70%	1.65%	.27	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(d)	1.72%	1.70%	.27	%(d)

Net investment loss	(.42	)%(d)	(.76)%	(.82)%	(.18	)%(d)

Supplemental Data:
Net assets, end of period (000)	$7,598		$2,182	$85	$10

Portfolio turnover rate	40.41	%(d)	80.21%	123.95%	101.25%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

19

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, the Fund no longer offers Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

20

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended November 30, 2006 through November 30, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly

21

Notes to Financial Statements (unaudited)(continued)

to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$597,106	$–	$–	$597,106
Repurchase Agreement	–	2,270	–	2,270
Total	$597,106	$2,270	$–	$599,376
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended May 31, 2010, the effective management fee, before waivers, was at an annualized rate of .80% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

22

Notes to Financial Statements (unaudited)(continued)

For the period April 1, 2010 through March 31, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%.

This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.55%
B	2.20%
C	2.20%
F	1.30%
I	1.20%
P	1.65%
R2	1.80%
R3	1.70%

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2010, the percentages of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 2.14%, 3.06% and 1.40%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

23

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2010:

Distributor Commissions	Dealers’ Concessions
$61,857	$342,136

Distributor received CDSCs of $11,539 and $9,659 for Class A and Class C shares, respectively, for the six months ended May 31, 2010.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009 was as follows:

	Six Months Ended May 31, 2010 (unaudited)	Year Ended 11/30/09
Distributions paid from:
Net long-term capital gains	$–	$20,035,042
Total distributions paid	$–	$20,035,042

As of November 30, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$29,568,245	$72,593,270	$102,161,515

As of May 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$479,613,540
Gross unrealized gain	132,874,035
Gross unrealized loss	(13,111,099)
Net unrealized security gain	$119,762,936

24

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and certain securities.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2010 were as follows:

Purchases	Sales
$249,043,824	$290,300,094

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the fund. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2010.

25

Notes to Financial Statements (unaudited)(continued)

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,767,871	$33,388,085	3,877,165	$56,025,950
Converted from Class B*	244,304	4,608,701	381,746	5,359,380
Reinvestment of distributions	–	–	1,128,844	13,986,374
Shares reacquired	(3,644,146)	(68,338,481)	(7,305,370)	(101,966,867)
Decrease	(1,631,971)	$(30,341,695)	(1,917,615)	$(26,595,163)

Class B Shares
Shares sold	137,363	$2,321,413	500,693	$6,491,649
Reinvestment of distributions	–	–	182,332	2,082,099
Shares reacquired	(430,358)	(7,477,793)	(996,865)	(12,853,743)
Converted to Class A*	(267,155)	(4,608,701)	(415,128)	(5,359,380)
Decrease	(560,150)	$(9,765,081)	(728,968)	$(9,639,375)

Class C Shares
Shares sold	449,365	$7,719,745	1,167,445	$14,970,083
Reinvestment of distributions	–	–	164,095	1,872,334
Shares reacquired	(819,927)	(14,089,185)	(1,063,096)	(13,396,122)
Increase (decrease)	(370,562)	$(6,369,440)	268,444	$3,446,295

Class F Shares
Shares sold	165,940	$3,018,802	134,213	$1,705,435
Reinvestment of distributions	–	–	1,230	15,275
Shares reacquired	(31,873)	(606,630)	(25,922)	(376,956)
Increase	134,067	$2,412,172	109,521	$1,343,754

26

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	74,974	$1,471,543	781,303	$11,958,450
Reinvestment of distributions	–	–	75,462	971,969
Shares reacquired	(115,564)	(2,248,485)	(190,229)	(2,440,817)
Increase (decrease)	(40,590)	$(776,942)	666,536	$10,489,602

Class P Shares
Shares sold	69,343	$1,310,357	185,954	$2,730,598
Reinvestment of distributions	–	–	31,137	384,852
Shares reacquired	(91,693)	(1,699,152)	(372,475)	(5,033,116)
Decrease	(22,350)	$(388,795)	(155,384)	$(1,917,666)

Class R2 Shares
Shares sold	8,902	$166,496	70,079	$970,217
Reinvestment of distributions	–	–	21	265
Shares reacquired	(23,527)	(431,035)	(13,762)	(188,809)
Increase (decrease)	(14,625)	$(264,539)	56,338	$781,673

Class R3 Shares
Shares sold	445,163	$8,350,186	269,879	$4,006,497
Reinvestment of distributions	–	–	304	3,763
Shares reacquired	(162,306)	(3,075,334)	(149,071)	(2,318,052)
Increase	282,857	$5,274,852	121,112	$1,692,208
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

27

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month, five-year, and ten-year periods and in the first quintile for the one-year and three-year periods. The Board also observed that the investment performance was lower than that of the Lipper Mid-Cap Growth Index for the nine-month period and higher than that of the Index for the one-year, three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment

28

management personnel. The Board observed that Lord Abbett had made significant changes in recent years to the investment management personnel responsible for the Fund, in that in 2006 it had hired Rick Ruvkun to be a portfolio manager for the Fund, and in July 2008 it had named Mr. Ruvkun Director of Large and Mid Cap Research, with Paul J. Volovich taking over Mr. Ruvkun’s role as portfolio manager for the Fund, assisted by David J. Linsen. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.55%, the total expense ratios of Class B and Class C to not more than 2.20%, the total expense ratio of Class F to not more than 1.30%, the total expense ratio of Class I to not more than 1.20%, the total expense ratio of Class P to not more than 1.65%, the total expense ratio of Class R2 to not more than 1.80%, and the total expense ratio of Class R3 to not more than 1.70%, and that since April 1, 2009 Lord Abbett had made voluntary reimbursements that had the effect of keeping the expenses of each class at the same level. The Board observed that beginning April 1, 2010 Lord Abbett intended to increase the reimbursements so that each class’s expense ratio would be ten basis points lower, which reimbursements it could end at any time. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately ten basis points above the median of the peer group and the actual management and administrative services fee rates were approximately nine basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately twenty-five basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points above the median of the peer group, the total expense ratio of Class F was approximately sixteen basis points above the median of the peer group, the total expense ratio of Class I was approximately twenty-nine basis points above the median of the peer group, the total expense ratio of Class P was approximately seven basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-two basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately twelve basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the

29

Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation.

30

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

31

This report when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities Fund

LAGOF-3-0510

(07/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Classic Stock Fund

Small Cap Value Fund

For the six-month period ended May 31, 2010

Lord Abbett Classic Stock Fund and

Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Classic Stock Fund and Lord Abbett Small Cap Value Fund for the six-month period ended May 31, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 through May 31, 2010).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/09 – 5/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Classic Stock Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,001.90	$4.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class B
Actual	$1,000.00	$998.70	$8.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.79	$8.20
Class C
Actual	$1,000.00	$998.40	$8.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.79	$8.20
Class F
Actual	$1,000.00	$1,003.10	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.31	$3.68
Class I
Actual	$1,000.00	$1,003.40	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.79	$3.18
Class P
Actual	$1,000.00	$1,001.00	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	$5.44
Class R2
Actual	$1,000.00	$1,000.40	$6.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.88	$6.19
Class R3
Actual	$1,000.00	$1,000.90	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.69

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.63% for Classes B and C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	14.40%	Information Technology	21.72%
Consumer Staples	5.32%	Materials	6.55%
Energy	10.73%	Telecommunication Services	1.25%
Financials	19.95%	Utilities	0.86%
Health Care	10.75%	Short-Term Investment	0.47%
Industrials	8.00%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 – 5/31/10
Class A
Actual	$1,000.00	$1,155.70	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.77	$6.24
Class B
Actual	$1,000.00	$1,151.70	$10.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.75
Class C
Actual	$1,000.00	$1,151.40	$10.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.27	$9.75
Class F
Actual	$1,000.00	$1,156.60	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.77	$5.24
Class I
Actual	$1,000.00	$1,157.20	$5.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.73
Class P
Actual	$1,000.00	$1,154.50	$7.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.99
Class R2
Actual	$1,000.00	$1,154.20	$8.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.27	$7.75
Class R3
Actual	$1,000.00	$1,154.00	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.78	$7.24

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.24% for Class A, 1.94% for Classes B and C, 1.04% for Class F, 0.94% for Class I, 1.39% for Class P, 1.54% for Class R2 and 1.44% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	9.03%	Information Technology	12.01%
Consumer Staples	1.69%	Materials	12.97%
Energy	3.75%	Utilities	0.86%
Financials	18.54%	Short-Term Investment	3.10%
Health Care	9.87%	Total	100.00%
Industrials	28.18%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CLASSIC STOCK FUND May 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 99.47%

Aerospace & Defense 2.59%
Boeing Co. (The)	10,596	$680
Goodrich Corp.	75,100	5,212
Honeywell International, Inc.	151,500	6,480
Precision Castparts Corp.	53,500	6,243
United Technologies Corp.	111,200	7,493

Total		26,108

Beverages 1.57%
Coca-Cola Co. (The)	190,600	9,797
PepsiCo, Inc.	96,300	6,056

Total		15,853

Biotechnology 3.04%
Amgen, Inc.*	229,700	11,894
Celgene Corp.*	91,700	4,838
Gilead Sciences, Inc.*	150,924	5,421
Human Genome Sciences, Inc.*	205,400	5,086
Myriad Genetics, Inc.*	69,400	1,267
Vertex Pharmaceuticals, Inc.*	61,300	2,120

Total		30,626

Capital Markets 5.82%
Bank of New York Mellon Corp. (The)	108,818	2,960
Franklin Resources, Inc.	51,000	5,003
Goldman Sachs Group, Inc. (The)	138,100	19,922
Morgan Stanley	488,300	13,238
State Street Corp.	263,800	10,069
T. Rowe Price Group, Inc.	152,400	7,547

Total		58,739

Chemicals 5.07%
Albemarle Corp.	102,400	4,409
Celanese Corp. Series A	164,100	4,705

Investments	Shares	Value (000)
Dow Chemical Co. (The)	471,500	$12,688
E.I. du Pont de Nemours & Co.	113,500	4,105
Monsanto Co.	271,300	13,801
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	115,500	11,456

Total		51,164

Commercial Banks 5.71%
Fifth Third Bancorp	725,800	9,428
PNC Financial Services Group, Inc. (The)	187,900	11,791
Regions Financial Corp.	857,000	6,539
SunTrust Banks, Inc.	192,700	5,193
U.S. Bancorp	350,400	8,396
Wells Fargo & Co.	568,500	16,310

Total		57,657

Communications Equipment 2.85%
Cisco Systems, Inc.*	667,700	15,464
QUALCOMM, Inc.	373,400	13,278

Total		28,742

Computers & Peripherals 6.77%
Apple, Inc.*	132,400	34,048
Dell, Inc.*	719,700	9,594
EMC Corp.*	493,600	9,191
Hewlett-Packard Co.	336,413	15,478

Total		68,311

Consumer Finance 1.07%
Capital One Financial Corp.	261,700	10,808

Diversified Financial Services 4.94%
Bank of America Corp.	1,714,548	26,987
JPMorgan Chase & Co.	576,428	22,815

Total		49,802

Diversified Telecommunication Services 1.25%
AT&T, Inc.	367,802	8,938

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLASSIC STOCK FUND May 31, 2010

Investments	Shares	Value (000)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	132,300	$3,641

Total		12,579

Electric: Utilities 0.52%
NextEra Energy, Inc.	61,232	3,057
Progress Energy, Inc.	58,000	2,238

Total		5,295

Electrical Equipment 0.50%
Emerson Electric Co.	108,078	5,019

Electronic Equipment, Instruments & Components 0.57%
Corning, Inc.	169,303	2,951
Dolby Laboratories, Inc. Class A*	42,600	2,812

Total		5,763

Energy Equipment & Services 2.40%
Schlumberger Ltd.	274,400	15,408
Smith International, Inc.	139,300	5,232
Weatherford International Ltd. (Switzerland)*(a)	254,900	3,599

Total		24,239

Food & Staples Retailing 0.98%
CVS Caremark Corp.	184,248	6,380
Wal-Mart Stores, Inc.	69,300	3,504

Total		9,884

Food Products 0.70%
Kellogg Co.	51,800	2,768
Kraft Foods, Inc. Class A	151,300	4,327

Total		7,095

Health Care Equipment & Supplies 0.46%
Baxter International, Inc.	50,587	2,136
St. Jude Medical, Inc.*	66,900	2,498

Total		4,634

Investments	Shares	Value (000)
Health Care Providers & Services 2.35%
Express Scripts, Inc.*	132,900	$13,370
Medco Health Solutions, Inc.*	119,902	6,912
Quest Diagnostics, Inc.	65,856	3,474

Total		23,756

Hotels, Restaurants & Leisure 6.84%
Boyd Gaming Corp.*	189,600	2,497
Carnival Corp. Unit	318,300	11,532
Darden Restaurants, Inc.	86,200	3,698
Hyatt Hotels Corp. Class A*	49,639	2,008
International Game Technology	365,200	7,147
Marriott International, Inc. Class A	512,178	17,132
MGM Mirage*	181,700	2,264
Royal Caribbean Cruises Ltd.*	79,100	2,294
Starwood Hotels & Resorts Worldwide, Inc.	190,700	8,820
Wynn Resorts Ltd.	138,000	11,575

Total		68,967

Household Products 1.82%
Colgate-Palmolive Co.	42,255	3,300
Procter & Gamble Co. (The)	246,097	15,034

Total		18,334

Industrial Conglomerates 1.24%
General Electric Co.	762,700	12,470

Information Technology Services 0.28%
MasterCard, Inc. Class A	13,900	2,805

Insurance 1.57%
MetLife, Inc.	226,800	9,183
Prudential Financial, Inc.	114,500	6,608

Total		15,791

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CLASSIC STOCK FUND May 31, 2010

Investments	Shares	Value (000)
Internet & Catalog Retail 0.09%
Amazon.com, Inc.*	7,600	$953

Internet Software & Services 1.95%
Google, Inc. Class A*	40,500	19,650

Machinery 1.40%
Eaton Corp.	76,800	5,372
Parker Hannifin Corp.	142,300	8,746

Total		14,118

Media 1.66%
DreamWorks Animation SKG, Inc. Class A*	25,500	757
Time Warner, Inc.	203,800	6,316
Walt Disney Co. (The)	288,137	9,630

Total		16,703

Metals & Mining 1.47%
Freeport-McMoRan Copper & Gold, Inc.	102,565	7,185
United States Steel Corp.	162,000	7,648

Total		14,833

Multi-Line Retail 2.90%
J.C. Penney Co., Inc.	202,500	5,567
Kohl’s Corp.*	118,500	6,014
Macy’s, Inc.	98,700	2,192
Target Corp.	284,000	15,487

Total		29,260

Multi-Utilities 0.34%
Dominion Resources, Inc.	86,800	3,382

Oil, Gas & Consumable Fuels 8.32%
Apache Corp.	76,600	6,859
BP plc ADR	38,000	1,632
Chevron Corp.	125,400	9,263
Continental Resources, Inc.*	81,200	3,829
Devon Energy Corp.	71,561	4,569
EOG Resources, Inc.	60,200	6,311
Exxon Mobil Corp.	258,015	15,600

Investments	Shares	Value (000)
Hess Corp.	216,300	$11,507
Marathon Oil Corp.	35,800	1,113
Occidental Petroleum Corp.	84,900	7,005
Petrohawk Energy Corp.*	80,700	1,552
Range Resources Corp.	37,600	1,690
Southwestern Energy Co.*	84,600	3,182
Suncor Energy, Inc. (Canada)(a)	323,393	9,851

Total		83,963

Pharmaceuticals 4.89%
Abbott Laboratories	198,800	9,455
Johnson & Johnson	236,500	13,788
Merck & Co., Inc.	377,100	12,704
Pfizer, Inc.	879,300	13,392

Total		49,339

Professional Services 0.80%
Monster Worldwide, Inc.*	545,804	8,072

Real Estate Investment Trusts 0.82%
Host Hotels & Resorts, Inc.	582,661	8,309

Road & Rail 1.48%
Union Pacific Corp.	208,800	14,915

Semiconductors & Semiconductor Equipment 3.12%
Broadcom Corp. Class A	116,100	4,008
Intel Corp.	726,700	15,566
Micron Technology, Inc.*	867,100	7,882
Texas Instruments, Inc.	166,200	4,059

Total		31,515

Software 6.17%
Activision Blizzard, Inc.	1,055,126	11,343
Adobe Systems, Inc.*	429,653	13,783

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CLASSIC STOCK FUND May 31, 2010

Investments	Shares	Value (000)
Software (continued)
Microsoft Corp.	784,000	$20,227
Oracle Corp.	304,300	6,868
Shanda Games Ltd. ADR*	62,300	341
VMware, Inc. Class A*	145,900	9,660

Total		62,222

Specialty Retail 2.42%
Best Buy Co., Inc.	168,900	7,136
Dick’s Sporting Goods, Inc.*	486,025	13,857
Home Depot, Inc. (The)	102,400	3,467

Total		24,460

Textiles, Apparel & Luxury Goods 0.48%
Coach, Inc.	118,344	4,865

Tobacco 0.25%
Altria Group, Inc.	124,200	2,520

Total Common Stocks (cost $881,547,630)		1,003,520

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $4,860,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $4,835,700; proceeds: $4,740,375 (cost $4,740,364)	$4,740	$4,740

Total Investments in Securities 99.94% (cost $886,287,994)		1,008,260

Other Assets in Excess of Liabilities 0.06%		652

Net Assets 100.00%		$1,008,912

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.15%

Aerospace & Defense 6.04%
AAR Corp.*	1,101,264	$21,695
Curtiss-Wright Corp.	1,742,655	57,717
Hexcel Corp.*(a)	6,010,212	95,983
Moog, Inc. Class A*	931,162	30,738

Total		206,133

Air Freight & Logistics 3.56%
Atlas Air Worldwide Holdings, Inc.*	1,028,400	53,754
Hub Group, Inc. Class A*	1,350,705	41,332
UTi Worldwide, Inc.	1,831,400	26,464

Total		121,550

Automobiles 0.85%
Thor Industries, Inc.	1,000,900	29,186

Building Products 0.52%
Quanex Building Products Corp.	896,294	17,863

Capital Markets 1.02%
KBW, Inc.*	1,388,500	34,837

Chemicals 6.25%
Arch Chemicals, Inc.	466,359	15,977
Cabot Corp.	1,802,300	50,482
Ferro Corp.*	4,280,800	38,570
Koppers Holdings, Inc.(a)	1,271,100	34,434
Olin Corp.	3,855,800	73,916

Total		213,379

Commercial Banks 10.34%
City National Corp.	665,100	38,363
Columbia Banking System, Inc.(a)	1,410,400	31,494
Cullen/Frost Bankers, Inc.	317,100	17,402
CVB Financial Corp.	3,606,000	35,808
First Financial Bancorp	1,770,200	28,137

Investments	Shares	Value (000)
PacWest Bancorp	1,395,900	$29,091
Signature Bank*	865,274	32,742
Susquehanna Bancshares, Inc.	3,271,500	28,691
SVB Financial Group*	666,200	29,886
Texas Capital Bancshares, Inc.*(a)	1,895,554	34,632
Whitney Holding Corp.	1,377,283	16,321
Wilmington Trust Corp.	2,040,000	30,763

Total		353,330

Commercial Services & Supplies 0.64%
Korn/Ferry International*	1,572,400	21,982

Communications Equipment 0.09%
Comtech Telecommunications Corp.*	104,084	2,999

Computers & Peripherals 1.42%
QLogic Corp.*	2,683,600	48,627

Construction & Engineering 2.17%
Chicago Bridge & Iron Co. NV (Netherlands)*(b)	2,269,500	45,095
Granite Construction, Inc.	975,852	28,934

Total		74,029

Containers & Packaging 1.77%
AptarGroup, Inc.	407,900	16,259
Greif, Inc. Class A	594,387	32,572
Silgan Holdings, Inc.	409,154	11,673

Total		60,504

Electrical Equipment 2.47%
Baldor Electric Co.	1,638,298	58,864
II-VI, Inc.*	760,115	25,479

Total		84,343

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2010

Investments	Shares	Value (000)
Electronic Equipment, Instruments & Components 7.26%
Anixter International, Inc.*	853,302	$40,532
Coherent, Inc.*	895,800	31,622
Littelfuse, Inc.*(a)	1,091,234	39,448
Plexus Corp.*	1,379,613	46,976
Rofin-Sinar Technologies, Inc.*	961,000	22,939
Rogers Corp.*(a)	1,043,035	29,789
ScanSource, Inc.*(a)	1,421,625	36,650

Total		247,956

Energy Equipment & Services 2.81%
Bristow Group, Inc.*	1,052,944	34,221
Key Energy Services, Inc.*	3,169,500	30,300
Superior Energy Services, Inc.*	1,438,498	31,302

Total		95,823

Food Products 0.81%
Dean Foods Co.*	2,610,940	27,807

Gas Utilities 0.86%
New Jersey Resources Corp.	466,800	16,548
UGI Corp.	487,200	12,735

Total		29,283

Health Care Equipment & Supplies 4.80%
Cooper Cos., Inc. (The)	931,600	34,339
Greatbatch, Inc.*(a)	1,420,900	29,953
Haemonetics Corp.*	474,900	25,616
Integra LifeSciences Holdings*	413,177	16,279
Invacare Corp.	1,408,500	33,649
Teleflex, Inc.	428,914	24,054

Total		163,890

Health Care Providers & Services 4.31%
Centene Corp.*	986,824	22,519
Gentiva Health Services, Inc.*	1,342,650	37,097

Investments	Shares	Value (000)
Healthspring, Inc.*	2,019,000	$35,070
Odyssey HealthCare, Inc.*	724,401	19,240
Owens & Minor, Inc.	1,109,616	33,144

Total		147,070

Hotels, Restaurants & Leisure 1.08%
Gaylord Entertainment Co.*	551,992	14,677
Orient-Express Hotels Ltd. Class A*	2,187,200	22,069

Total		36,746

Industrial Conglomerates 0.20%
Otter Tail Corp.	348,863	6,904

Information Technology Services 1.15%
MAXIMUS, Inc.	655,536	39,267

Insurance 1.79%
Alterra Capital Holdings Ltd.	1,631,980	30,534
Navigators Group, Inc. (The)*	751,300	30,773

Total		61,307

Internet & Catalog Retail 0.82%
NutriSystem, Inc.	1,252,300	27,864

Machinery 4.60%
Donaldson Co., Inc.	546,800	23,594
EnPro Industries, Inc.*(a)	1,055,900	33,345
Kaydon Corp.	604,300	22,685
Kennametal, Inc.	1,062,300	29,967
Robbins & Myers, Inc.	598,100	13,212
WABCO Holdings, Inc.*	1,132,200	34,419

Total		157,222

Marine 1.37%
Kirby Corp.*	1,183,300	46,658

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2010

Investments	Shares	Value (000)
Metals & Mining 4.99%
A. M. Castle & Co.*	766,741	$11,401
Commercial Metals Co.	1,280,000	19,930
Compass Minerals International, Inc.	415,600	31,527
Metals USA Holdings Corp.*(a)	1,483,800	22,702
Reliance Steel & Aluminum Co.	1,172,200	53,816
RTI International Metals, Inc.*	727,022	19,273
Schnitzer Steel Industries, Inc. Class A	234,250	11,722

Total		170,371

Multi-Line Retail 1.07%
Big Lots, Inc.*	1,037,387	36,651

Oil, Gas & Consumable Fuels 0.96%
Arena Resources, Inc.*	383,100	12,596
Forest Oil Corp.*	754,000	20,087

Total		32,683

Personal Products 0.88%
Herbalife Ltd.	664,500	30,002

Pharmaceuticals 0.79%
Cypress Bioscience, Inc.*(a)	1,982,600	8,168
Par Pharmaceutical Cos., Inc.*	675,300	18,746

Total		26,914

Professional Services 1.56%
FTI Consulting, Inc.*	457,975	19,583
TrueBlue, Inc.*(a)	2,531,700	33,646

Total		53,229

Real Estate Investment Trusts 1.94%
Alexandria Real Estate Equities, Inc.	400,700	26,278

Investments	Shares	Value (000)
Entertainment Properties Trust	979,900	$40,117

Total		66,395

Road & Rail 3.43%
Genesee & Wyoming, Inc. Class A*	815,826	29,362
Heartland Express, Inc.	2,917,014	45,345
Knight Transportation, Inc.	1,249,000	24,830
Werner Enterprises, Inc.	775,600	17,482

Total		117,019

Semiconductors & Semiconductor Equipment 0.83%
Cabot Microelectronics Corp.*	775,500	28,461

Software 1.29%
Jack Henry & Associates, Inc.	715,800	17,208
Rovi Corp.*	720,324	26,897

Total		44,105

Specialty Retail 4.69%
Aeropostale, Inc.*	745,500	20,658
Children’s Place Retail Stores, Inc. (The)*	800,500	37,728
Dress Barn, Inc. (The)*	1,401,961	38,400
Gymboree Corp. (The)*	335,524	14,958
Pacific Sunwear of California, Inc.*(a)	5,270,440	21,451
Rent-A-Center, Inc.*	1,121,500	27,163

Total		160,358

Textiles, Apparel & Luxury Goods 0.54%
Fossil, Inc.*	490,800	18,405

Thrifts & Mortgage Finance 3.48%
Danvers Bancorp, Inc.(a)	1,355,600	21,459
MGIC Investment Corp.*	4,280,891	40,069

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2010

Investments	Shares	Value (000)
Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	2,193,548	$30,644
Washington Federal, Inc.	1,542,600	26,656

Total		118,828

Trading Companies & Distributors 1.70%
GATX Corp.	1,145,250	33,109
MSC Industrial Direct Co., Inc. Class A	391,700	20,267
Rush Enterprises, Inc. Class A*	304,285	4,622

Total		57,998

Total Common Stocks (cost $2,807,801,943)		3,317,978

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.11%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $108,840,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $108,295,800; proceeds: $106,171,256 (cost $106,171,020)	$106,171	106,171

Total Investments in Securities 100.26% (cost $2,913,972,963)		3,424,149

Liabilities in Excess of Other Assets (0.26%)		(8,831)

Net Assets 100.00%		$3,415,318

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 9.)
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2010

	Classic Stock Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated issuers, at cost	$886,287,994	$2,468,533,763
Investments in affiliated issuers, at cost	–	445,439,200
Investments in unaffiliated issuers, at value	$1,008,259,646	$2,950,994,652
Investments in affiliated issuers, at value	–	473,154,349
Receivables:
Interest and dividends	1,498,157	6,500,982
Investment securities sold	–	13,357,402
Capital shares sold	2,063,733	4,431,759
From advisor (See Note 3)	306,016	–
Prepaid expenses and other assets	71,756	92,726
Total assets	1,012,199,308	3,448,531,870
LIABILITIES:
Payables:
Investment securities purchased	–	25,802,395
Capital shares reacquired	1,868,044	3,199,582
Management fee	622,004	2,187,878
12b-1 distribution fees	290,817	671,889
Fund administration	35,670	120,168
Directors’ fees	105,092	354,078
To affiliates (See Note 3)	35,608	19,333
Accrued expenses and other liabilities	330,018	858,064
Total liabilities	3,287,253	33,213,387
NET ASSETS	$1,008,912,055	$3,415,318,483
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,006,742,033	$3,334,915,887
Undistributed (distributions in excess of) net investment income	1,506,128	(304,723)
Accumulated net realized loss on investments and foreign currency related transactions	(121,307,758)	(429,468,719)
Net unrealized appreciation on investments	121,971,652	510,176,038
Net Assets	$1,008,912,055	$3,415,318,483

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2010

	Classic Stock Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$559,908,306	$1,554,755,669
Class B Shares	$40,059,785	$15,446,540
Class C Shares	$86,637,921	$47,311,025
Class F Shares	$42,278,025	$21,830,728
Class I Shares	$268,397,459	$1,482,693,040
Class P Shares	$3,065,437	$289,369,087
Class R2 Shares	$1,451,784	$26,227
Class R3 Shares	$7,113,338	$3,886,167
Outstanding shares by class:
Class A Shares (200 million and 300 million shares of common stock authorized, respectively, $.001 par value)	21,786,770	58,823,827
Class B Shares (30 million shares of common stock authorized per Fund, $.001 par value)	1,632,701	671,637
Class C Shares (20 million shares of common stock authorized per Fund, $.001 par value)	3,523,119	2,053,004
Class F Shares (30 million shares of common stock authorized per Fund, $.001 par value)	1,650,357	827,862
Class I Shares (30 million and 200 million shares of common stock authorized, respectively, $.001 par value)	10,422,288	53,009,581
Class P Shares (20 million and 50 million shares of common stock authorized, respectively, $.001 par value)	118,770	11,060,417
Class R2 Shares (30 million shares of common stock authorized per Fund, $.001 par value)	56,660	998
Class R3 Shares (30 million shares of common stock authorized per Fund, $.001 par value)	279,191	148,131
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$25.70	$26.43
Class A shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$27.27	$28.04
Class B Shares-Net asset value	$24.54	$23.00
Class C Shares-Net asset value	$24.59	$23.04
Class F Shares-Net asset value	$25.62	$26.37
Class I Shares-Net asset value	$25.75	$27.97
Class P Shares-Net asset value	$25.81	$26.16
Class R2 Shares-Net asset value	$25.62	$26.28
Class R3 Shares-Net asset value	$25.48	$26.23

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2010

	Classic Stock Fund	Small Cap Value Fund
Investment income:
Dividends from unaffiliated issuers (net of foreign withholding taxes of $11,363 and $0, respectively)	$6,767,793	$18,222,387
Dividends from affiliated issuers	–	965,781
Interest	819	7,494
Total investment income	6,768,612	19,195,662
Expenses:
Management fee	3,670,365	12,317,385
12b-1 distribution plan-Class A	1,047,880	2,336,193
12b-1 distribution plan-Class B	227,416	83,620
12b-1 distribution plan-Class C	458,643	246,992
12b-1 distribution plan-Class F	15,074	11,829
12b-1 distribution plan-Class P	8,617	659,454
12b-1 distribution plan-Class R2	2,608	283
12b-1 distribution plan-Class R3	13,115	7,868
Shareholder servicing	710,806	2,348,564
Professional	26,282	36,866
Reports to shareholders	37,300	73,830
Fund administration	210,539	675,358
Custody	6,949	26,290
Directors’ fees	14,419	44,992
Registration	69,506	68,290
Subsidy (See Note 3)	263,906	160,080
Other	20,262	57,208
Gross expenses	6,803,687	19,155,102
Expense reductions (See Note 7)	(199)	(776)
Management fee waived and expenses reimbursed (See Note 3)	(1,714,147)	–
Net expenses	5,089,341	19,154,326
Net investment income	1,679,271	41,336
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions in unaffiliated issuers	3,306,087	196,387,719
Net realized loss from investments in affiliated issuers	–	(2,741,879)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,378,513)	266,892,203
Net realized and unrealized gain	927,574	460,538,043
Net Increase in Net Assets Resulting From Operations	$2,606,845	$460,579,379

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Classic Stock Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$1,679,271	$7,108,820
Net realized gain (loss) on investments and foreign currency related transactions	3,306,087	(98,307,655)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,378,513)	290,175,757
Net increase in net assets resulting from operations	2,606,845	198,976,922
Distributions to shareholders from:
Net investment income
Class A	(3,655,639)	(5,401,756)
Class B	(17,245)	(94,166)
Class C	(111,594)	(213,419)
Class F	(92,127)	(35,711)
Class I	(2,438,608)	(2,611,149)
Class P	(20,518)	(42,070)
Class R2	(4,815)	(92)
Class R3	(17,121)	(4,089)
Total distributions to shareholders	(6,357,667)	(8,402,452)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	140,076,709	242,152,444
Reinvestment of distributions	6,102,910	8,077,468
Cost of shares reacquired	(147,463,686)	(211,925,344)
Net increase (decrease) in net assets resulting from capital share transactions	(1,284,067)	38,304,568
Net increase (decrease) in net assets	(5,034,889)	228,879,038
NET ASSETS:
Beginning of period	$1,013,946,944	$785,067,906
End of period	$1,008,912,055	$1,013,946,944
Undistributed net investment income	$1,506,128	$6,184,524

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Small Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$41,336	$216,948
Net realized gain (loss) on investments in affiliated and unaffiliated issuers	193,645,840	(425,696,239)
Net change in unrealized appreciation/depreciation on investments	266,892,203	1,032,699,640
Net increase in net assets resulting from operations	460,579,379	607,220,349
Distributions to shareholders from:
Net investment income
Class A	–	(3,137,149)
Class B	–	–
Class C	–	–
Class F	–	(9,246)
Class I	–	(6,356,879)
Class P	–	(167,693)
Class R2	–	(33)
Class R3	–	(6,917)
Total distributions to shareholders	–	(9,677,917)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	380,749,815	543,109,742
Reinvestment of distributions	–	8,991,931
Cost of shares reacquired	(399,745,579)	(637,215,260)
Net decrease in net assets resulting from capital share transactions	(18,995,764)	(85,113,587)
Net increase in net assets	441,583,615	512,428,845
NET ASSETS:
Beginning of period	$2,973,734,868	$2,461,306,023
End of period	$3,415,318,483	$2,973,734,868
Distributions in excess of net investment income	$(304,723)	$(346,059)

See Notes to Financial Statements.

Financial Highlights

CLASSIC STOCK FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$25.81		$20.90	$32.95	$30.64	$28.66	$28.42

Investment operations:

Net investment income(a)	.04		.18	.21	.16	.18	.15

Net realized and unrealized gain (loss)	.01		4.95	(9.98)	3.40	3.00	1.10

Total from investment operations	.05		5.13	(9.77)	3.56	3.18	1.25

Distributions to shareholders from:

Net investment income	(.16)		(.22)	(.15)	(.17)	(.10)	(.17)

Net realized gain	–		–	(2.13)	(1.08)	(1.10)	(.84)

Total distributions	(.16)		(.22)	(2.28)	(1.25)	(1.20)	(1.01)

Net asset value, end of period	$25.70		$25.81	$20.90	$32.95	$30.64	$28.66

Total Return(b)	.19	%(c)	24.84%	(31.78)%	12.05%	11.50%	4.49%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.49	%(c)	1.15%	1.30%	1.30%	1.30%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.49	%(c)	1.15%	1.30%	1.30%	1.30%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.37%	1.33%	1.31%	1.33%	1.32%

Net investment income	.15	%(c)	.84%	.77%	.50%	.63%	.53%

Supplemental Data:
Net assets, end of period (000)	$559,908		$595,557	$494,847	$707,266	$645,539	$523,322

Portfolio turnover rate	9.45	%(c)	55.20%	36.96%	44.97%	39.51%	44.86%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$24.58		$19.86	$31.47	$29.34	$27.56	$27.38

Investment operations:

Net investment income (loss)(a)	(.04)		.04	.03	(.05)	(.01)	(.03)

Net realized and unrealized gain (loss)	.01		4.72	(9.51)	3.26	2.89	1.05

Total from investment operations	(.03)		4.76	(9.48)	3.21	2.88	1.02

Distributions to shareholders from:

Net investment income	(.01)		(.04)	–	–	–	– (b)

Net realized gain	–		–	(2.13)	(1.08)	(1.10)	(.84)

Total distributions	(.01)		(.04)	(2.13)	(1.08)	(1.10)	(.84)

Net asset value, end of period	$24.54		$24.58	$19.86	$31.47	$29.34	$27.56

Total Return(c)	(.13	)%(d)	24.04%	(32.23)%	11.29%	10.80%	3.78%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.80%	1.95%	1.95%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.80%	1.95%	1.95%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.98	%(d)	2.02%	1.98%	1.96%	1.98%	1.97%

Net investment income (loss)	(.17	)%(d)	.19%	.11%	(.15)%	(.02)%	(.11)%

Supplemental Data:
Net assets, end of period (000)	$40,060		$46,267	$43,374	$74,005	$78,277	$81,373

Portfolio turnover rate	9.45	%(d)	55.20%	36.96%	44.97%	39.51%	44.86%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$24.66		$19.94	$31.59	$29.44	$27.66	$27.47

Investment operations:

Net investment income (loss)(a)	(.04)		.04	.03	(.05)	– (b)	(.03)

Net realized and unrealized gain (loss)	–	(b)	4.74	(9.55)	3.28	2.88	1.06

Total from investment operations	(.04)		4.78	(9.52)	3.23	2.88	1.03

Distributions to shareholders from:

Net investment income	(.03)		(.06)	– (b)	–	–	– (b)

Net realized gain	–		–	(2.13)	(1.08)	(1.10)	(.84)

Total distributions	(.03)		(.06)	(2.13)	(1.08)	(1.10)	(.84)

Net asset value, end of period	$24.59		$24.66	$19.94	$31.59	$29.44	$27.66

Total Return(c)	(.16	)%(d)	24.08%	(32.24)%	11.32%	10.76%	3.81%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.80%	1.95%	1.95%	1.95%	1.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.80%	1.95%	1.95%	1.95%	1.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.98	%(d)	2.02%	1.98%	1.96%	1.98%	1.97%

Net investment income (loss)	(.17	)%(d)	.18%	.12%	(.15)%	(.02)%	(.12)%

Supplemental Data:
Net assets, end of period (000)	$86,638		$89,787	$65,200	$94,948	$86,535	$73,328

Portfolio turnover rate	9.45	%(d)	55.20%	36.96%	44.97%	39.51%	44.86%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.76		$20.88	$32.96	$33.52

Investment operations:

Net investment income(b)	.08		.22	.32	.05

Net realized and unrealized gain (loss)	–	(c)	4.96	(10.02)	(.61)

Total from investment operations	.08		5.18	(9.70)	(.56)

Distributions to shareholders from:

Net investment income	(.22)		(.30)	(.25)	–

Net realized gain	–		–	(2.13)	–

Total distributions	(.22)		(.30)	(2.38)	–

Net asset value, end of period	$25.62		$25.76	$20.88	$32.96

Total Return(d)	.31	%(e)	25.19%	(31.64)%	(1.67	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.36	%(e)	.86%	1.05%	.18	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.36	%(e)	.86%	1.04%	.18	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(e)	1.10%	1.11%	.19	%(e)

Net investment income	.30	%(e)	.96%	1.25%	.16	%(e)

Supplemental Data:
Net assets, end of period (000)	$42,278		$10,723	$2,453	$10

Portfolio turnover rate	9.45	%(e)	55.20%	36.96%	44.97%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$25.90		$20.99	$33.08	$30.76	$28.74	$28.50

Investment operations:

Net investment income(a)	.09		.26	.31	.26	.29	.24

Net realized and unrealized gain (loss)	–	(b)	4.96	(10.01)	3.41	3.01	1.11

Total from investment operations	.09		5.22	(9.70)	3.67	3.30	1.35

Distributions to shareholders from:

Net investment income	(.24)		(.31)	(.26)	(.27)	(.18)	(.27)

Net realized gain	–		–	(2.13)	(1.08)	(1.10)	(.84)

Total distributions	(.24)		(.31)	(2.39)	(1.35)	(1.28)	(1.11)

Net asset value, end of period	$25.75		$25.90	$20.99	$33.08	$30.76	$28.74

Total Return(c)	.34	%(d)	25.28%	(31.53)%	12.40%	11.92%	4.83%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(d)	.79%	.95%	.95%	.95%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.31	%(d)	.79%	.95%	.95%	.95%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.48	%(d)	1.01%	.98%	.96%	.98%	.98%

Net investment income	.33	%(d)	1.17%	1.13%	.84%	.99%	.84%

Supplemental Data:
Net assets, end of period (000)	$268,397		$264,418	$174,231	$221,345	$202,879	$135,677

Portfolio turnover rate	9.45	%(d)	55.20%	36.96%	44.97%	39.51%	44.86%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$25.91		$20.96	$33.05	$30.65	$28.70	$28.50

Investment operations:

Net investment income(a)	.03		.17	.18	.12	.15	.10

Net realized and unrealized gain (loss)	–	(b)	4.97	(10.01)	3.42	3.01	1.12

Total from investment operations	.03		5.14	(9.83)	3.54	3.16	1.22

Distributions to shareholders from:

Net investment income	(.13)		(.19)	(.13)	(.06)	(.11)	(.18)

Net realized gain	–		–	(2.13)	(1.08)	(1.10)	(.84)

Total distributions	(.13)		(.19)	(2.26)	(1.14)	(1.21)	(1.02)

Net asset value, end of period	$25.81		$25.91	$20.96	$33.05	$30.65	$28.70

Total Return(c)	.10	%(d)	24.75%	(31.85)%	11.93%	11.40%	4.38%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(d)	1.27%	1.40%	1.40%	1.40%	1.40%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.54	%(d)	1.27%	1.40%	1.40%	1.40%	1.40%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(d)	1.47%	1.43%	1.41%	1.43%	1.43%

Net investment income	.10	%(d)	.76%	.66%	.38%	.53%	.37%

Supplemental Data:
Net assets, end of period (000)	$3,065		$4,226	$4,635	$7,214	$7,314	$6,749

Portfolio turnover rate	9.45	%(d)	55.20%	36.96%	44.97%	39.51%	44.86%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CLASSIC STOCK FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.78		$20.91	$32.93	$33.52

Investment operations:

Net investment income(b)	.02		.12	.28	.03

Net realized and unrealized gain (loss)	(.01)		5.04	(9.96)	(.62)

Total from investment operations	.01		5.16	(9.68)	(.59)

Distributions to shareholders from:

Net investment income	(.17)		(.29)	(.21)	–

Net realized gain	–		–	(2.13)	–

Total distributions	(.17)		(.29)	(2.34)	–

Net asset value, end of period	$25.62		$25.78	$20.91	$32.93

Total Return(c)	.04	%(d)	25.03%	(31.57)%	(1.76	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(d)	1.21%	1.04%	.26	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(d)	1.21%	1.04%	.26	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(d)	1.56%	1.07%	.26	%(d)

Net investment income	.07	%(d)	.50%	1.04%	.08	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,452		$730	$7	$10

Portfolio turnover rate	9.45	%(d)	55.20%	36.96%	44.97%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CLASSIC STOCK FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$25.64		$20.82	$32.94	$33.52

Investment operations:

Net investment income(b)	.02		.16	.22	.03

Net realized and unrealized gain (loss)	–	(c)	4.92	(9.99)	(.61)

Total from investment operations	.02		5.08	(9.77)	(.58)

Distributions to shareholders from:

Net investment income	(.18)		(.26)	(.22)	–

Net realized gain	–		–	(2.13)	–

Total distributions	(.18)		(.26)	(2.35)	–

Net asset value, end of period	$25.48		$25.64	$20.82	$32.94

Total Return(d)	.09	%(e)	24.70%	(31.86)%	(1.73	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(e)	1.21%	1.42%	.24	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(e)	1.21%	1.42%	.24	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(e)	1.49%	1.48%	.25	%(e)

Net investment income	.09	%(e)	.70%	.88%	.10	%(e)

Supplemental Data:
Net assets, end of period (000)	$7,113		$2,238	$321	$10

Portfolio turnover rate	9.45	%(e)	55.20%	36.96%	44.97%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

SMALL CAP VALUE FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$22.87		$18.32	$33.10	$34.60	$31.40	$29.54

Investment operations:

Net investment income (loss)(a)	(.01)		(.02)	.04	.04	(.02)	(.09)

Net realized and unrealized gain (loss)	3.57		4.62	(9.97)	2.99	6.09	4.60

Total from investment operations	3.56		4.60	(9.93)	3.03	6.07	4.51

Distributions to shareholders from:

Net investment income	–		(.05)	(.04)	–	–	–

Net realized gain	–		–	(4.81)	(4.53)	(2.87)	(2.65)

Total distributions	–		(.05)	(4.85)	(4.53)	(2.87)	(2.65)

Net asset value, end of period	$26.43		$22.87	$18.32	$33.10	$34.60	$31.40

Total Return(b)	15.57	%(c)	25.15%	(34.96)%	10.08%	21.14%	16.78%

Ratios to Average Net Assets:

Expenses, including expense reductions	.62	%(c)	1.24%	1.23%	1.23%	1.23%	1.31%

Expenses, excluding expense reductions	.62	%(c)	1.24%	1.23%	1.23%	1.24%	1.31%

Net investment income (loss)	(.05	)%(c)	(.08)%	.17%	.13%	(.06)%	(.31)%

Supplemental Data:
Net assets, end of period (000)	$1,554,756		$1,393,870	$1,216,253	$2,287,085	$2,367,218	$1,714,898

Portfolio turnover rate	26.40	%(c)	68.63%	77.87%	61.44%	71.14%	71.25%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$19.97		$16.07	$29.78	$31.77	$29.25	$27.87

Investment operations:

Net investment loss(a)	(.09)		(.12)	(.12)	(.17)	(.23)	(.27)

Net realized and unrealized gain (loss)	3.12		4.02	(8.78)	2.71	5.62	4.30

Total from investment operations	3.03		3.90	(8.90)	2.54	5.39	4.03

Distributions to shareholders from:

Net realized gain	–		–	(4.81)	(4.53)	(2.87)	(2.65)

Net asset value, end of period	$23.00		$19.97	$16.07	$29.78	$31.77	$29.25

Total Return(b)	15.17	%(c)	24.27%	(35.41)%	9.33%	20.29%	15.99%

Ratios to Average Net Assets:

Expenses, including expense reductions	.97	%(c)	1.94%	1.93%	1.93%	1.92%	1.95%

Expenses, excluding expense reductions	.97	%(c)	1.94%	1.93%	1.93%	1.93%	1.95%

Net investment loss	(.41	)%(c)	(.73)%	(.54)%	(.58)%	(.77)%	(1.03)%

Supplemental Data:
Net assets, end of period (000)	$15,447		$15,917	$25,955	$58,676	$71,741	$113,208

Portfolio turnover rate	26.40	%(c)	68.63%	77.87%	61.44%	71.14%	71.25%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$20.01		$16.10	$29.83	$31.82	$29.29	$27.90

Investment operations:

Net investment loss(a)	(.09)		(.13)	(.12)	(.17)	(.22)	(.26)

Net realized and unrealized gain (loss)	3.12		4.04	(8.80)	2.71	5.62	4.30

Total from investment operations	3.03		3.91	(8.92)	2.54	5.40	4.04

Distributions to shareholders from:

Net realized gain	–		–	(4.81)	(4.53)	(2.87)	(2.65)

Net asset value, end of period	$23.04		$20.01	$16.10	$29.83	$31.82	$29.29

Total Return(b)	15.14	%(c)	24.29%	(35.42)%	9.32%	20.30%	16.01%

Ratios to Average Net Assets:

Expenses, including expense reductions	.97	%(c)	1.94%	1.93%	1.93%	1.93%	1.95%

Expenses, excluding expense reductions	.97	%(c)	1.94%	1.93%	1.93%	1.93%	1.96%

Net investment loss	(.40	)%(c)	(.77)%	(.53)%	(.58)%	(.76)%	(.99)%

Supplemental Data:
Net assets, end of period (000)	$47,311		$46,275	$46,307	$86,971	$91,715	$91,195

Portfolio turnover rate	26.40	%(c)	68.63%	77.87%	61.44%	71.14%	71.25%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$22.80		$18.30	$33.11	$33.61

Investment operations:

Net investment income (loss)(b)	.01		– (c)	.08	.01

Net realized and unrealized gain (loss)	3.56		4.62	(9.95)	(.51)

Total from investment operations	3.57		4.62	(9.87)	(.50)

Distributions to shareholders from:

Net investment income	–		(.12)	(.13)	–

Net realized gain	–		–	(4.81)	–

Total distributions	–		(.12)	(4.94)	–

Net asset value, end of period	$26.37		$22.80	$18.30	$33.11

Total Return(d)	15.66	%(e)	25.39%	(34.82)%	(1.49	)%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.52	%(e)	1.03%	1.04%	.18	%(e)

Expenses, excluding expense reductions	.52	%(e)	1.03%	1.04%	.18	%(e)

Net investment income (loss)	.04	%(e)	(.02)%	.32%	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$21,831		$22,387	$1,425	$10

Portfolio turnover rate	26.40	%(e)	68.63%	77.87%	61.44%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$24.17		$19.38	$34.75	$36.00	$32.46	$30.36

Investment operations:

Net investment income(a)	.03		.05	.13	.14	.08	.02

Net realized and unrealized gain (loss)	3.77		4.87	(10.55)	3.14	6.33	4.73

Total from investment operations	3.80		4.92	(10.42)	3.28	6.41	4.75

Distributions to shareholders from:

Net investment income	–		(.13)	(.14)	–	–	–

Net realized gain	–		–	(4.81)	(4.53)	(2.87)	(2.65)

Total distributions	–		(.13)	(4.95)	(4.53)	(2.87)	(2.65)

Net asset value, end of period	$27.97		$24.17	$19.38	$34.75	$36.00	$32.46

Total Return(b)	15.72	%(c)	25.55%	(34.77)%	10.42%	21.53%	17.14%

Ratios to Average Net Assets:

Expenses, including expense reductions	.47	%(c)	.94%	.93%	.93%	.93%	.96%

Expenses, excluding expense reductions	.47	%(c)	.94%	.93%	.93%	.93%	.96%

Net investment income	.10	%(c)	.21%	.48%	.43%	.25%	.05%

Supplemental Data:
Net assets, end of period (000)	$1,482,693		$1,231,291	$942,604	$1,227,169	$1,045,397	$632,444

Portfolio turnover rate	26.40	%(c)	68.63%	77.87%	61.44%	71.14%	71.25%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$22.66		$18.15	$32.84	$34.40	$31.28	$29.47

Investment operations:

Net investment income (loss)(a)	(.03)		(.05)	.01	(.01)	(.06)	(.11)

Net realized and unrealized gain (loss)	3.53		4.57	(9.89)	2.98	6.05	4.57

Total from investment operations	3.50		4.52	(9.88)	2.97	5.99	4.46

Distributions to shareholders from:

Net investment income	–		(.01)	–	–	–	–

Net realized gain	–		–	(4.81)	(4.53)	(2.87)	(2.65)

Total distributions	–		(.01)	(4.81)	(4.53)	(2.87)	(2.65)

Net asset value, end of period	$26.16		$22.66	$18.15	$32.84	$34.40	$31.28

Total Return(b)	15.45	%(c)	24.94%	(35.04)%	9.95%	20.95%	16.68%

Ratios to Average Net Assets:

Expenses, including expense reductions	.69	%(c)	1.39%	1.38%	1.38%	1.38%	1.41%

Expenses, excluding expense reductions	.69	%(c)	1.39%	1.38%	1.38%	1.38%	1.41%

Net investment income (loss)	(.13	)%(c)	(.23)%	.02%	(.03)%	(.20)%	(.39)%

Supplemental Data:
Net assets, end of period (000)	$289,369		$261,914	$227,658	$412,127	$447,775	$328,055

Portfolio turnover rate	26.40	%(c)	68.63%	77.87%	61.44%	71.14%	71.25%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SMALL CAP VALUE FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	3/24/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$22.77		$18.29	$25.99

Investment operations:

Net investment loss(b)	(.07)		(.10)	(.02)

Net realized and unrealized gain (loss)	3.58		4.62	(7.68)

Total from investment operations	3.51		4.52	(7.70)

Distributions to shareholders from:

Net investment income	–		(.04)	–

Net asset value, end of period	$26.28		$22.77	$18.29

Total Return(c)	15.42	%(d)	24.77%	(29.63	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.77	%(d)	1.52%	1.03	%(d)

Expenses, excluding expense reductions	.77	%(d)	1.52%	1.04	%(d)

Net investment loss	(.28	)%(d)	(.48)%	(.07	)%(d)

Supplemental Data:
Net assets, end of period (000)	$26		$86	$14

Portfolio turnover rate	26.40	%(d)	68.63%	77.87%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SMALL CAP VALUE FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	3/24/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$22.73		$18.29	$25.99

Investment operations:

Net investment income (loss)(b)	(.03)		(.06)	.02

Net realized and unrealized gain (loss)	3.53		4.60	(7.72)

Total from investment operations	3.50		4.54	(7.70)

Distributions to shareholders from:

Net investment income	–		(.10)	–

Net asset value, end of period	$26.23		$22.73	$18.29

Total Return(c)	15.40	%(d)	24.94%	(29.63	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.72	%(d)	1.44%	1.00	%(d)

Expenses, excluding expense reductions	.72	%(d)	1.44%	1.00	%(d)

Net investment income (loss)	(.13	)%(d)	(.30)%	.07	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,886		$1,995	$1,090

Portfolio turnover rate	26.40	%(d)	68.63%	77.87%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Classic Stock Fund (“Classic Stock Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Small Cap Value Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. Effective March 31, 2010, each of the Funds of the Company no longer offers Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are

Notes to Financial Statements (unaudited)(continued)

calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2006 through November 30, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds’ records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Funds’ Statements of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Funds’ Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing each Fund’s investments carried at value:

	Classic Stock Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,003,520	$–	$–	$1,003,520	$3,317,978	$–	$–	$3,317,978
Repurchase Agreement	–	4,740	–	4,740	–	106,171	–	106,171
Total	$1,003,520	$4,740	$–	$1,008,260	$3,317,978	$106,171	$–	$3,424,149
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Classic Stock Fund:
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2010, the effective management fee, before waivers, with respect to the Classic Stock Fund, was at an annualized rate of .70% of the Fund’s average daily net assets.

Small Cap Value Fund:
First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2010, the effective management fee paid to Lord Abbett, with respect to the Small Cap Value Fund, was at an annualized rate of .73% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

For the period April 1, 2010 through March 31, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Classic Stock Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .63%.

This agreement may be terminated only upon approval of the Fund’s Board of Directors.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse the Classic Stock Fund’s other expenses to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.98%
B	1.63%
C	1.63%
F	.73%
I	.63%
P	1.08%
R2	1.23%
R3	1.13%

Classic Stock Fund and Small Cap Value Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of May 31, 2010, the percentages of Classic Stock Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 12.79%, 2.64%, 7.08% and .87%, respectively.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2010, the percentage of Small Cap Value Fund’s outstanding shares owned by Alpha Strategy Fund was 4.03%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%		.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	(1)	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	In the case of Small Cap Value Fund, the Class A Distribution Fee is .05%.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2010:

	Distributor Commissions	Dealers’ Concessions
Classic Stock Fund	$177,614	$960,306
Small Cap Value Fund	12,973	73,340

Distributor received the following amount of CDSCs for the six months ended May 31, 2010:

	Class A	Class C
Classic Stock Fund	$22,959	$11,950
Small Cap Value Fund	104	1,229

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and distributed at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amounts, if any, are available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009 was as follows:

	Classic Stock Fund		Small Cap Value Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$6,357,667	$8,402,452	$–	$9,677,917
Total distributions paid	$6,357,667	$8,402,452	$–	$9,677,917

As of November 30, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Classic Stock Fund	$23,315,627	$98,625,213	$121,940,840
Small Cap Value Fund	189,426,175	429,024,958	618,451,133

As of May 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Classic Stock Fund	Small Cap Value Fund
Tax cost	$888,960,999	$2,918,636,389
Gross unrealized gain	157,743,729	600,990,070
Gross unrealized loss	(38,445,082)	(95,477,458)
Net unrealized security gain	$119,298,647	$505,512,612

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2010 were as follows:

	Purchases	Sales
Classic Stock Fund	$99,718,225	$97,143,103
Small Cap Value Fund	853,637,832	888,778,731

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2010.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company or for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statements of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other Expenses on the Fund’s Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2010.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the six months ended May 31, 2010:

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010(a)	Dividend Income 12/1/2009 to 5/31/2010(a)
Columbia Banking System, Inc.(b)	1,151,700	258,700	–	1,410,400	$31,494,232	$–	$25,621
Cypress Bioscience, Inc.	1,982,600	–	–	1,982,600	8,168,312	–	–
Danvers Bancorp., Inc.	1,146,500	209,100	–	1,355,600	21,459,148	–	51,844
EnPro Industries, Inc.	1,055,900	–	–	1,055,900	33,345,322	–	–
Ferro Corp.(c)	4,213,300	67,500	–	4,280,800	–	–	–
Financial Federal Corp.(c)	2,193,548	–	(2,193,548)	–	–	2,930,840	329,032
Greatbatch, Inc.	1,234,800	186,100	–	1,420,900	29,952,572	–	–
Hexcel Corp.	5,818,312	191,900	–	6,010,212	95,983,086	–	–
Koppers Holdings, Inc.	1,271,100	–	–	1,271,100	34,434,099	–	559,284
Littelfuse, Inc.(b)	1,083,461	7,773	–	1,091,234	39,448,109	–	–
Metal USA Holdings Corp.(b)	–	1,483,800	–	1,483,800	22,702,140	–	–
Odyssey Healthcare, Inc.(c)	2,393,066	–	(1,668,665)	724,401	–	4,610,446	–

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010(a)	Dividend Income 12/1/2009 to 5/31/2010(a)
Pacific Sunwear of California(b)	2,894,300	2,376,140	–	5,270,440	$21,450,691	$–	$–
Rogers Corp.	1,447,735	–	(404,700)	1,043,035	29,789,080	(9,190,937)	–
ScanSource, Inc.	1,168,299	253,326	–	1,421,625	36,649,493	–	–
Susser Holdings Corp.(c)	1,014,652	–	(1,014,652)	–	–	(1,092,228)	–
Texas Capital Bancshares, Inc.(b)	1,638,454	257,100	–	1,895,554	34,631,772	–	–
TrueBlue, Inc.	2,529,500	2,200	–	2,531,700	33,646,293	–	–
Total					$473,154,349	$(2,741,879)	$965,781
(a)	Represents realized losses and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of November 30, 2009.
(c)	No longer an affiliated issuer as of May 31, 2010.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.    INVESTMENT RISKS

Classic Stock Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investment exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Classic Stock Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,727,618	$72,180,171	6,970,404	$151,477,796
Converted from Class B*	108,529	2,891,613	274,301	5,912,683
Reinvestment of distributions	135,869	3,493,208	252,444	5,154,883
Shares reacquired	(4,256,265)	(111,521,095)	(8,106,303)	(174,425,425)
Decrease	(1,284,249)	$(32,956,103)	(609,154)	$(11,880,063)

Class B Shares
Shares sold	129,830	$3,270,769	490,412	$10,115,909
Reinvestment of distributions	625	15,396	4,153	81,238
Shares reacquired	(113,531)	(6,788,299)	(510,237)	(10,473,790)
Converted to Class A*	(266,240)	(2,891,613)	(286,405)	(5,912,683)
Decrease	(249,316)	$(6,393,747)	(302,077)	$(6,189,326)

Class C Shares
Shares sold	431,935	$11,070,267	1,248,989	$25,930,987
Reinvestment of distributions	3,291	81,174	7,819	153,406
Shares reacquired	(553,084)	(14,076,054)	(885,430)	(17,996,500)
Increase (decrease)	(117,858)	$(2,924,613)	371,378	$8,087,893

Class F Shares
Shares sold	1,412,514	$35,822,963	400,767	$7,640,454
Reinvestment of distributions	1,440	36,859	1,625	33,040
Shares reacquired	(179,820)	(4,882,488)	(103,618)	(2,369,408)
Increase	1,234,134	$30,977,334	298,774	$5,304,086

Class I Shares
Shares sold	408,530	$10,739,087	1,999,017	$43,743,052
Reinvestment of distributions	94,814	2,438,608	127,872	2,611,149
Shares reacquired	(289,512)	(7,825,048)	(220,740)	(4,551,120)
Increase	213,832	$5,352,647	1,906,149	$41,803,081

Class P Shares
Shares sold	9,059	$242,770	31,965	$694,451
Reinvestment of distributions	733	18,938	1,936	39,698
Shares reacquired	(54,155)	(1,487,562)	(91,962)	(1,894,415)
Decrease	(44,363)	$(1,225,854)	(58,061)	$(1,160,266)

Class R2 Shares
Shares sold	31,382	$892,119	29,612.000	$670,285
Reinvestment of distributions	153	3,923	4.419	92
Shares reacquired	(3,187)	(80,797)	(1,627.000)	(40,666)
Increase	28,348	$815,245	27,989.419	$629,711

Notes to Financial Statements (unaudited)(continued)

Classic Stock Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	221,481	$5,858,563	78,883	$1,879,510
Reinvestment of distributions	581	14,804	195	3,962
Shares reacquired	(30,185)	(802,343)	(7,165)	(174,020)
Increase	191,877	$5,071,024	71,913	$1,709,452
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Small Cap Value Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,874,532	$182,567,187	13,284,675	$259,025,601
Converted from Class B*	65,149	1,659,653	586,942	10,441,239
Reinvestment of distributions	–	–	156,872	2,930,390
Shares reacquired	(9,054,611)	(238,737,296)	(19,467,158)	(375,538,113)
Decrease	(2,114,930)	$(54,510,456)	(5,438,669)	$(103,140,883)

Class B Shares
Shares sold	34,190	$789,404	89,062	$1,523,210
Shares reacquired	(84,752)	(1,975,450)	(243,067)	(4,549,348)
Converted to Class A*	(74,754)	(1,659,653)	(664,137)	(10,441,239)
Decrease	(125,316)	$(2,845,699)	(818,142)	$(13,467,377)

Class C Shares
Shares sold	50,819	$1,123,358	147,659	$2,490,868
Reinvestment of distributions	–	–	14	337
Shares reacquired	(310,089)	(6,950,773)	(710,929)	(12,070,964)
Decrease	(259,270)	$(5,827,415)	(563,256)	$(9,579,759)

Class F Shares
Shares sold	173,853	$4,437,559	1,088,189	$16,074,936
Reinvestment of distributions	–	–	474	8,798
Shares reacquired	(328,021)	(8,555,080)	(184,536)	(3,720,736)
Increase (decrease)	(154,168)	$(4,117,521)	904,127	$12,362,998

Class I Shares
Shares sold	5,392,031	$150,648,977	9,980,535	$203,789,939
Reinvestment of distributions	–	–	299,707	5,898,235
Shares reacquired	(3,326,441)	(91,283,481)	(7,966,366)	(162,542,427)
Increase	2,065,590	$59,365,496	2,313,876	$47,145,747

Class P Shares
Shares sold	1,490,119	$39,214,013	3,062,515	$59,079,264
Reinvestment of distributions	–	–	8,071	149,560
Shares reacquired	(1,989,033)	(51,776,591)	(4,057,487)	(78,284,406)
Decrease	(498,914)	$(12,562,578)	(986,901)	$(19,055,582)

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	109	$2,817	3,540.380	$81,773
Shares reacquired	(2,874)	(77,944)	(560.000)	(13,451)
Increase (decrease)	(2,765)	$(75,127)	2,980.380	$68,322

Class R3 Shares
Shares sold	75,615	$1,966,500	52,867	$1,044,151
Reinvestment of distributions	–	–	248	4,611
Shares reacquired	(15,257)	(388,964)	(24,939)	(495,815)
Increase	60,358	$1,577,536	28,176	$552,947
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

14.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Company, including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, including effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

The Board observed that the investment performance of the Class A shares of the Classic Stock Fund was in the third quintile of its performance universe for the nine-month period and in the first quintile for the one-year, three-year, five-year, and ten-year periods. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Core Index for nine-month period and higher than that of the Index for the one-year, three-year, five-year, and ten-year periods.

The Board considered the investment performance of the Small Cap Value Fund in relation to two different performance universes, the first consisting of small-cap core funds and the second consisting of small-cap value funds. The Board observed that the investment performance of the Class A shares of the Small Cap Value Fund was in the fourth quintile of both performance universes for the nine-month period, in the third quintile of the both performance universes for the one-year period, and in the first quintile of both performance universes for the three-year, five-year, and ten-year periods. The Board also observed that the investment performance was lower than that of each of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index for the nine-month and one-year periods and higher than that of those Indexes for the three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board observed that Lord Abbett in 2009 had named Robert Fetch to be Director of Domestic Equity Portfolio Management and also that Lord Abbett in July 2008 had realigned its existing large and mid-cap research resources into a single team supporting those investment disciplines. The Board also observed that Lord Abbett had named Gerard Heffernan to succeed Mr. Fetch as the lead portfolio manager for the Small Cap Value Fund. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to the Classic Stock Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.30% of average net assets, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45%, and that since March 31, 2009 Lord Abbett had represented that it intended to make any reimbursements necessary to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board also observed that for the ten months ended September 30, 2009 (annualized), the contractual management and administrative services fee rates were approximately four basis points above the median of the peer group and the actual management and administrative service fee rates were approximately ten basis points above the median of the peer group. The Board observed that for the ten months ended September 30 (annualized), 2009 the total expense ratios of Class A and Class I were approximately one basis point above the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately seven basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the period and had it been operational for the entire period the expense ratio of Class R2 would have been three basis points higher. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

The Board considered the management fees and the total expenses of the Small Cap Value Fund in comparison to two peer groups, the first consisting of small-cap core funds and the second consisting of small-cap value funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2009 (annualized), the contractual management and administrative services fee rates were approximately the same as the median of the peer group and the actual management and administrative services fee rates were approximately one basis point below the median of the peer group. The Board observed that for ten months ended September 30, 2009 (annualized), the total expense ratios of Class A and Class I were approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately eight basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. As to the second peer group, the Board observed that for the ten months ended September 30, 2009 (annualized), the contractual management and administrative services fee rates were approximately four basis points above the median of the peer group and the actual management and administrative services fee rates were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately eight basis points below the median of the peer group, the total expense ratios of Class F and Class I were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately nine basis points below the median of the peer group, the total expense ratio of Class R2 was approximately six basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points below the median of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve their continuation.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc.

Lord Abbett Classic Stock Fund

Small-Cap Value Series

LARF-3-0510

(07/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 27, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 27, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2010